Tax-Exempt

================================================================================

                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 1998
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                                    Tax-Free
                                   MONEY FUND

                                   ----------

                              California Tax-Free
                                   MONEY FUND

                                   ----------

                                 Ohio Tax-Free
                                   MONEY FUND

                                   ----------

                                Florida Tax-Free
                                   MONEY FUND

                                   ----------

                             Tax-Free Intermediate
                                   TERM FUND

                                   ----------

                                  Ohio Insured
                                 TAX-FREE FUND

                                   ----------

                                    Kentucky
                                 TAX-FREE FUND

================================================================================

                               [LOGO] Countrywide
                               ------------------
                                   Investments

TABLE OF CONTENTS
================================================================================

Letter From the Chairman ............................................          2
Letter From the President ...........................................          3
Statements of Assets and Liabilities ................................        4-7
Statements of Operations ............................................       8-11
Statements of Changes in Net Assets .................................      12-15
Financial Highlights ................................................      16-23
Notes to Financial Highlights .......................................      24-30
Portfolios of Investments:
     Tax-Free Money Fund ............................................      31-32
     California Tax-Free Money Fund .................................      33-34
     Ohio Tax-Free Money Fund .......................................      35-39
     Florida Tax-Free Money Fund ....................................      40-42
     Tax-Free Intermediate Term Fund ................................      43-46
     Ohio Insured Tax-Free Fund .....................................      47-49
     Kentucky Tax-Free Fund .........................................         50
Notes to Portfolios of Investments ..................................         51

LETTER FROM THE CHAIRMAN
================================================================================

Dear Shareholders:

As we approach our 30th anniversary, it is imperative to reflect upon the dreams that have been realized since David Loeb and I founded Countrywide Credit Industries, Inc. Countrywide has far exceeded our vision of a full-service mortgage company that would provide homeownership opportunities for millions of people across the country. Since our inception in 1969, Countrywide has strategically broadened its scope to offer a complete line of finance-related products and services that augment company profits, capitalize core competencies and enhance customer retention. Today, Countrywide is highly regarded as a skilled provider of diversified products and services.

We are committed to creating value for our shareholders by offering a variety of investment opportunities. The Countrywide Family of Funds is comprised of an innovative financial product line designed to meet the diverse needs of our investors. There are currently 17 funds offered through Countrywide Investments. Each fund is designed to fulfill specific financial goals. As the merger and acquisition team continues to add new funds, shareholders will be provided with an even broader range of investment choices. Countrywide continues to build shareholder value by capitalizing on opportunities and pioneering innovative strategies based on stable, long-term performance. By anticipating the needs of our investors, Countrywide Investments also works diligently to provide numerous shareholder services.

As the nation's largest independent residential mortgage lender and servicer, Countrywide now has more than 2 million customers which represents a servicing portfolio of over $200 billion. With more than 500 offices nationwide and over 11,000 employees, Countrywide remains focused on steady growth. The diverse line of Countrywide funds continues to be a critical part of our mortgage lending and servicing operations.

Countrywide is committed to the needs of our investors. As we look to the future, Countrywide will continue to search for and offer financial products and services that will increase shareholder value.

Sincerely,

/s/ Angelo R. Mozilo

Angelo R. Mozilo
Chairman & Chief Executive Officer

LETTER FROM THE PRESIDENT
================================================================================

Dear Fellow Shareholder:

We are pleased to present the Countrywide Tax-Free Trust semi-annual report for the six months ended December 31, 1998. This report provides financial data and performance information for the Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund, Florida Tax-Free Money Fund, Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund. These Funds represent the seven tax-free money market and bond products currently offered among the 17 mutual funds that comprise the Countrywide Family of Funds.

By many measures 1998 was one of the most volatile years for financial markets in more than a decade. Global market turmoil eliminated most of the stock market's gains in the third quarter, but stocks roared back to post a profitable fourth quarter. Earnings growth should remain positive for the stock market over the long-term. Short-term, we expect continued volatility, especially for those stocks that have experienced a dramatic increase in price.

Fixed-income markets did not escape the turbulence of 1998. In August there was a move towards risk aversion and a dramatic "flight to quality and liquidity" sparked by concerns about global recession. Widespread selling of riskier bonds occurred, and even high quality corporate bonds sold off relative to Treasury bonds. By mid-November, the Federal Reserve cut interest rates three times, calming the market and reversing the flight to quality. The net effect of this turbulence was that "safe" bonds outperformed "risky" bonds for the first time since 1990.

Looking ahead, we expect that yield spreads will continue to narrow relative to Treasury yields. The reversal of the flight to quality also will continue with other fixed-income instruments performing better than Treasuries on a relative basis. In particular, long-term municipal bonds and long-term Treasuries are trading at nearly the same yield level, providing an attractive opportunity for tax-conscious investors. This is a truly unique situation, one that has occurred rarely in the past.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering service to you in the future.

Sincerely,

/s/ Robert H. Leshner

Robert H. Leshner
President

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)
================================================================================
                                                                     CALIFORNIA
                                                     TAX-FREE         TAX-FREE
                                                    MONEY FUND       MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost .......................    $ 28,787,711     $ 49,916,780
                                                  ============     ============
   At amortized cost .........................    $ 28,746,336     $ 49,850,457
                                                  ============     ============
   At market value (Note 2) ..................    $ 28,746,336     $ 49,850,457
Cash .........................................         344,600               --
Interest receivable ..........................         342,633          361,400
Other assets .................................          15,444           16,490
                                                  ------------     ------------
   TOTAL ASSETS ..............................      29,449,013       50,228,347
                                                  ------------     ------------
LIABILITIES
Bank overdraft ...............................              --          528,053
Dividends payable ............................             991            6,522
Payable to affiliates (Note 4) ...............           8,451           36,771
Other accrued expenses and liabilities .......           6,293            5,205
                                                  ------------     ------------
   TOTAL LIABILITIES .........................          15,735          576,551
                                                  ------------     ------------

NET ASSETS ...................................    $ 29,433,278     $ 49,651,796
                                                  ============     ============
Net assets consist of:
Paid-in capital ..............................    $ 29,433,911     $ 49,657,792
Accumulated net realized losses
   from security transactions ................            (633)          (5,996)
                                                  ------------     ------------
Net assets ...................................    $ 29,433,278     $ 49,651,796
                                                  ============     ============

Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) ....................      29,444,354       49,657,792
                                                  ============     ============
Net asset value, offering price and
   redemption price per share (Note 2) .......    $       1.00     $       1.00
                                                  ============     ============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)
================================================================================
                                                       OHIO          FLORIDA
                                                     TAX-FREE        TAX-FREE
                                                    MONEY FUND      MONEY FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ........................    $350,613,289    $ 90,876,969
                                                   ============    ============
   At amortized cost ..........................    $350,470,265    $ 90,813,282
                                                   ============    ============
   At market value (Note 2) ...................    $350,470,265    $ 90,813,282
Cash ..........................................              --       1,997,468
Interest receivable ...........................       2,770,495         552,775
Other assets ..................................         115,901           2,874
                                                   ------------    ------------
   TOTAL ASSETS ...............................     353,356,661      93,366,399
                                                   ------------    ------------
LIABILITIES
Bank overdraft ................................       1,785,351              --
Dividends payable .............................         381,878          79,185
Payable for securities purchased ..............         801,864              --
Payable to affiliates (Note 4) ................         178,499          32,357
Other accrued expenses and liabilities ........          27,158           7,203
                                                   ------------    ------------
   TOTAL LIABILITIES ..........................       3,174,750         118,745
                                                   ------------    ------------

NET ASSETS ....................................    $350,181,911    $ 93,247,654
                                                   ============    ============

Net assets consist of:
Paid-in capital ...............................    $350,168,163    $ 93,261,817
Accumulated net realized gains (losses)
   from security transactions .................          13,748         (14,163)
                                                   ------------    ------------
Net assets ....................................    $350,181,911    $ 93,247,654
                                                   ============    ============

PRICING OF RETAIL SHARES
Net assets applicable to Retail shares ........    $227,414,536    $ 25,379,987
                                                   ============    ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) .....................     227,401,180      25,385,727
                                                   ============    ============
Net asset value, offering price and
   redemption price per share (Note 2) ........    $       1.00    $       1.00
                                                   ============    ============
PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares .    $122,767,375    $ 67,867,667
                                                   ============    ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) .....................     122,766,983      67,876,090
                                                   ============    ============
Net asset value, offering price and
   redemption price per share (Note 2) ........    $       1.00    $       1.00
                                                   ============    ============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)
================================================================================
                                                     TAX-FREE       OHIO INSURED
                                                   INTERMEDIATE       TAX-FREE
                                                     TERM FUND          FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ........................    $ 52,430,036     $ 66,372,136
                                                   ============     ============
   At amortized cost ..........................    $ 52,161,440     $ 66,289,881
                                                   ============     ============
   At market value (Note 2) ...................    $ 54,624,709     $ 71,090,521
Cash ..........................................           2,345           54,899
Interest receivable ...........................         918,167          664,285
Receivable for capital shares sold ............          30,643           21,774
Other assets ..................................          33,991           36,173
                                                   ------------     ------------
   TOTAL ASSETS ...............................      55,609,855       71,867,652
                                                   ------------     ------------
LIABILITIES
Dividends payable .............................          38,999           81,733
Payable for capital shares redeemed ...........         381,001           24,675
Payable for securities purchased ..............       1,998,920        2,527,305
Payable to affiliates (Note 4) ................          34,829           34,783
Other accrued expenses and liabilities ........          13,294            9,498
                                                   ------------     ------------
   TOTAL LIABILITIES ..........................       2,467,043        2,677,994
                                                   ------------     ------------
NET ASSETS ....................................    $ 53,142,812     $ 69,189,658
                                                   ============     ============
Net assets consist of:
Paid-in capital ...............................    $ 51,239,618     $ 64,225,076
Accumulated net realized gains
   (losses) from security transactions ........        (560,075)         163,942
Net unrealized appreciation on investments ....       2,463,269        4,800,640
                                                   ------------     ------------
Net assets ....................................    $ 53,142,812     $ 69,189,658
                                                   ============     ============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares .......    $ 48,589,672     $ 64,201,470
                                                   ============     ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) .....................       4,334,305        5,266,020
                                                   ============     ============
Net asset value and redemption
   price per share (Note 2) ...................    $      11.21     $      12.19
                                                   ============     ============

Maximum offering price per share (Note 2) .....    $      11.44     $      12.70
                                                   ============     ============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares .......    $  4,553,140     $  4,988,188
                                                   ============     ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized,
   no par value) (Note 5) .....................         406,059          409,252
                                                   ============     ============
Net asset value, offering price and
   redemption price per share (Note 2) ........    $      11.21     $      12.19
                                                   ============     ============

See accompanying notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)
================================================================================
                                                                       KENTUCKY
                                                                       TAX-FREE
                                                                         FUND
--------------------------------------------------------------------------------
ASSETS
Investment securities:
   At acquisition cost ..........................................     $7,032,166
                                                                      ==========
   At amortized cost ............................................     $6,989,045
                                                                      ==========
   At market value (Note 2) .....................................     $7,137,650
Interest receivable .............................................        138,167
Receivable from affiliates (Note 4) .............................          3,080
Organization costs, net (Note 2) ................................         11,110
Other assets ....................................................          4,458
                                                                      ----------
   TOTAL ASSETS .................................................      7,294,465
                                                                      ----------
LIABILITIES
Bank overdraft ..................................................          8,998
Dividends payable ...............................................         15,029
Other accrued expenses and liabilities ..........................          2,695
                                                                      ----------
   TOTAL LIABILITIES ............................................         26,722
                                                                      ----------

NET ASSETS ......................................................     $7,267,743
                                                                      ==========
Net assets consist of:
Paid-in capital .................................................     $7,119,118
Accumulated net realized gains from security transactions .......             20
Net unrealized appreciation on investments ......................        148,605
                                                                      ----------
Net assets ......................................................     $7,267,743
                                                                      ==========
Shares of beneficial interest outstanding (unlimited
        number of shares authorized, no par value) (Note 5) .....        705,302
                                                                      ==========

Net asset value and redemption price per share (Note 2) .........     $    10.30
                                                                      ==========

Maximum offering price per share (Note 2) .......................     $    10.73
                                                                      ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1998 (Unaudited)
================================================================================
                                                                     CALIFORNIA
                                                      TAX-FREE        TAX-FREE
                                                     MONEY FUND      MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income .............................      $ 563,998       $ 945,148
                                                      ---------       ---------
EXPENSES
   Investment advisory fees (Note 4) ...........         75,436         139,404
   Accounting services fees (Note 4) ...........         15,000          17,500
   Transfer agent fees (Note 4) ................         15,460          14,921
   Postage and supplies ........................         11,526           4,024
   Distribution expenses (Note 4) ..............          1,524          12,114
   Registration fees ...........................          9,153           3,798
   Professional fees ...........................          4,403           4,803
   Trustees' fees and expenses .................          3,829           3,829
   Custodian fees ..............................          2,007           2,105
   Reports to shareholders .....................          2,168           1,431
   Pricing expenses ............................          1,395           1,837
   Insurance expense ...........................            770             980
   Other expenses ..............................            605           2,362
                                                      ---------       ---------
TOTAL EXPENSES .................................        143,276         209,108
   Fees waived by the Adviser (Note 4) .........         (9,000)             --
                                                      ---------       ---------
NET EXPENSES ...................................        134,276         209,108
                                                      ---------       ---------

NET INVESTMENT INCOME ..........................        429,722         736,040
                                                      ---------       ---------

NET REALIZED GAINS (LOSSES)
   FROM SECURITY TRANSACTIONS ..................            403          (4,493)
                                                      ---------       ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....      $ 430,125       $ 731,547
                                                      =========       =========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1998 (Unaudited)
================================================================================
                                                       OHIO          FLORIDA
                                                     TAX-FREE        TAX-FREE
                                                    MONEY FUND      MONEY FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ............................    $ 6,142,025     $ 1,202,450
                                                   -----------     -----------
EXPENSES
   Investment advisory fees (Note 4) ..........        757,817         171,198
   Distribution expenses, Retail class (Note 4)        241,079          16,756
   Accounting services fees (Note 4) ..........         36,424          24,000
   Transfer agent fees, Retail class (Note 4) .         38,173           6,000
   Transfer agent fees,
      Institutional class (Note 4) ............          6,000           6,000
   Postage and supplies .......................         32,482           4,325
   Registration fees ..........................         22,439           6,795
   Professional fees ..........................         13,103           5,603
   Custodian fees (Note 4) ....................          9,055           8,830
   Trustees' fees and expenses ................          3,829           3,829
   Pricing expenses ...........................          4,445           2,358
   Insurance expense ..........................          4,540           1,320
   Reports to shareholders ....................          4,588             294
   Other expenses .............................          5,706           1,190
                                                   -----------     -----------
TOTAL EXPENSES ................................      1,179,680         258,498
   Fees waived by the Adviser (Note 4) ........        (51,659)        (66,477)
                                                   -----------     -----------
NET EXPENSES ..................................      1,128,021         192,021
                                                   -----------     -----------

NET INVESTMENT INCOME .........................      5,014,004       1,010,429
                                                   -----------     -----------
NET REALIZED GAINS (LOSSES)
   FROM SECURITY TRANSACTIONS .................            224         (14,180)
                                                   -----------     -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....    $ 5,014,228     $   996,249
                                                   ===========     ===========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1998 (Unaudited)
================================================================================
                                                       TAX-FREE     OHIO INSURED
                                                     INTERMEDIATE     TAX-FREE
                                                       TERM FUND        FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ................................   $1,497,707    $1,997,040
                                                      ----------    ----------
EXPENSES
   Investment advisory fees (Note 4) ..............      140,374       182,724
   Transfer agent fees, Class A (Note 4) ..........       28,373        17,609
   Transfer agent fees, Class C (Note 4) ..........        6,000         6,000
   Distribution expenses, Class A (Note 4) ........       19,611         4,241
   Distribution expenses, Class C (Note 4) ........       13,389        13,870
   Accounting services fees (Note 4) ..............       24,000        24,000
   Postage and supplies ...........................       23,596        12,088
   Registration fees, Common ......................        1,722         1,599
   Registration fees, Class A .....................        4,922         2,172
   Registration fees, Class C .....................        3,995         1,149
   Pricing expenses ...............................        6,633         7,530
   Professional fees ..............................        5,603         6,053
   Custodian fees .................................        6,790         3,512
   Reports to shareholders ........................        5,020         3,213
   Trustees' fees and expenses ....................        3,829         3,829
   Insurance expense ..............................        1,320         1,530
   Other expenses .................................        1,024         2,177
                                                      ----------    ----------
TOTAL EXPENSES ....................................      296,201       293,296
                                                      ----------    ----------

NET INVESTMENT INCOME .............................    1,201,506     1,703,744
                                                      ----------    ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ..      436,134       591,530
   Net change in unrealized appreciation/
      depreciation on investments .................       25,055       119,477
                                                      ----------    ----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ..      461,189       711,007
                                                      ----------    ----------

NET INCREASE IN NET ASSETS FROM OPERATIONS ........   $1,662,695    $2,414,751
                                                      ==========    ==========

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 1998 (Unaudited)
================================================================================
                                                                      KENTUCKY
                                                                      TAX-FREE
                                                                         FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest income ..............................................     $ 187,021
                                                                      ---------
EXPENSES
   Investment advisory fees (Note 4) ............................        18,302
   Accounting services fees (Note 4) ............................        15,000
   Transfer agent fees (Note 4) .................................         6,000
   Professional fees ............................................         3,923
   Trustees' fees and expenses ..................................         3,829
   Amortization of organization costs (Note 2) ..................         3,178
   Distribution expenses (Note 4) ...............................         3,016
   Postage and supplies .........................................         2,087
   Pricing expenses .............................................         1,889
   Registration fees ............................................           785
   Custodian fees ...............................................           658
   Reports to shareholders ......................................           601
   Insurance expense ............................................           380
   Other expenses ...............................................           513
                                                                      ---------
TOTAL EXPENSES ..................................................        60,161
   Fees waived and expenses reimbursed by the Adviser (Note 4) ..       (56,501)
                                                                      ---------
NET EXPENSES ....................................................         3,660
                                                                      ---------

NET INVESTMENT INCOME ...........................................       183,361
                                                                      ---------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ................        30,819
   Net change in unrealized appreciation/
      depreciation on investments ...............................         4,869
                                                                      ---------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................        35,688
                                                                      ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS ......................     $ 219,049
                                                                      =========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1998 and June 30, 1998
================================================================================================================================
                                                                                                           CALIFORNIA
                                                                        TAX-FREE                            TAX-FREE
                                                                       MONEY FUND                          MONEY FUND
                                                             -------------------------------     -------------------------------
                                                              Six Months                          Six Months
                                                                Ended              Year             Ended              Year
                                                               Dec. 31,           Ended            Dec. 31,           Ended
                                                                 1998            June 30,            1998            June 30,
                                                              (Unaudited)          1998           (Unaudited)          1998
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................................    $     429,722     $     899,491     $     736,040     $   1,219,772
   Net realized gains (losses) from security transactions              403                 7            (4,493)            2,000
                                                             -------------     -------------     -------------     -------------
Net increase in net assets from operations ..............          430,125           899,498           731,547         1,221,772
                                                             -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................         (429,722)         (899,491)         (736,040)       (1,219,772)
                                                             -------------     -------------     -------------     -------------
FROM CAPITAL SHARE
   TRANSACTIONS (Note 5):
   Proceeds from shares sold ............................       24,486,743        63,515,504        97,486,553       178,294,681
   Net asset value of shares issued in
      reinvestment of distributions to shareholders .....          415,630           884,700           714,234         1,138,976
   Payments for shares redeemed .........................      (32,852,941)      (57,142,444)      (89,557,330)     (170,609,136)
                                                             -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from capital share transactions ......................       (7,950,568)        7,257,760         8,643,457         8,824,521
                                                             -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS ........................................       (7,950,165)        7,257,767         8,638,964         8,826,521

NET ASSETS:
   Beginning of period ..................................       37,383,443        30,125,676        41,012,832        32,186,311
                                                             -------------     -------------     -------------     -------------
   End of period ........................................    $  29,433,278     $  37,383,443     $  49,651,796     $  41,012,832
                                                             =============     =============     =============     =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1998 and June 30, 1998
================================================================================================================================
                                                                          OHIO                              FLORIDA
                                                                        TAX-FREE                            TAX-FREE
                                                                       MONEY FUND                          MONEY FUND
                                                             -------------------------------     -------------------------------
                                                              Six Months                          Six Months
                                                                Ended              Year             Ended              Year
                                                               Dec. 31,           Ended            Dec. 31,           Ended
                                                                 1998            June 30,            1998            June 30,
                                                              (Unaudited)          1998           (Unaudited)          1998
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................................    $   5,014,004     $   9,960,231     $   1,010,429     $   1,736,533
   Net realized gains (losses) from security transactions              224               573           (14,180)           23,116
                                                             -------------     -------------     -------------     -------------
Net increase in net assets from operations ..............        5,014,228         9,960,804           996,249         1,759,649
                                                             -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Retail ...................       (3,039,790)       (6,053,491)         (229,123)         (586,926)
   From net investment income, Institutional ............       (1,974,214)       (3,906,740)         (781,306)       (1,149,607)
   From net relized gains, Retail .......................               --                --            (5,718)               --
   From net realized gains, Institutional ...............               --                --           (16,553)               --
                                                             -------------     -------------     -------------     -------------
Decrease in net assets from distributions to
   shareholders .........................................       (5,014,004)       (9,960,231)       (1,032,700)       (1,736,533)
                                                             -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5):
RETAIL
   Proceeds from shares sold ............................      240,901,813       443,151,458        20,483,484        27,490,101
   Net asset value of shares issued in
       reinvestment of distributions to shareholders ....        3,034,325         5,971,760           230,208           577,444
   Payments for shares redeemed .........................     (221,837,659)     (410,526,902)       (9,691,817)      (36,138,595)
                                                             -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from Retail share transactions .......................       22,098,479        38,596,316        11,021,875        (8,071,050)
                                                             -------------     -------------     -------------     -------------
INSTITUTIONAL
   Proceeds from shares sold ............................      240,091,302       303,525,174        49,432,490       129,691,125
   Net asset value of shares issued in
       reinvestment of distributions to shareholders ....           12,445             1,880           276,124           106,367
   Payments for shares redeemed .........................     (232,603,050)     (285,849,088)      (30,973,080)     (100,005,326)
                                                             -------------     -------------     -------------     -------------
Net increase in net assets
   from Institutional share transactions ................        7,500,697        17,677,966        18,735,534        29,792,166
                                                             -------------     -------------     -------------     -------------

TOTAL INCREASE IN NET ASSETS ............................       29,599,400        56,274,855        29,720,958        21,744,232

NET ASSETS:
   Beginning of period ..................................      320,582,511       264,307,656        63,526,696        41,782,464
                                                             -------------     -------------     -------------     -------------
   End of period ........................................    $ 350,181,911     $ 320,582,511     $  93,247,654     $  63,526,696
                                                             =============     =============     =============     =============

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended December 31, 1998 and June 30, 1998
================================================================================================================================
                                                                         TAX-FREE                        OHIO INSURED
                                                                       INTERMEDIATE                         TAX-FREE
                                                                         TERM FUND                            FUND
                                                             -------------------------------     -------------------------------
                                                              Six Months                          Six Months
                                                                Ended              Year             Ended              Year
                                                               Dec. 31,           Ended            Dec. 31,           Ended
                                                                 1998            June 30,            1998            June 30,
                                                              (Unaudited)          1998           (Unaudited)          1998
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................................    $   1,201,506     $   2,689,107     $   1,703,744     $   3,707,320
   Net realized gains from security transactions ........          436,134           504,427           591,530         1,576,938
   Net change in unrealized appreciation/depreciation
       on investments ...................................           25,055           120,496           119,477           (19,066)
                                                             -------------     -------------     -------------     -------------
Net increase in net assets from operations ..............        1,662,695         3,314,030         2,414,751         5,265,192
                                                             -------------     -------------     -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A ..................       (1,113,656)       (2,502,901)       (1,602,118)       (3,489,518)
   From net investment income, Class C ..................          (87,850)         (186,206)         (101,626)         (217,802)
   From net realized gains, Class A .....................               --                --        (1,554,508)         (434,273)
   From net realized gains, Class C .....................               --                --          (114,652)          (34,811)
                                                             -------------     -------------     -------------     -------------
Decrease in net assets from distributions to
   shareholders .........................................       (1,201,506)       (2,689,107)       (3,372,904)       (4,176,404)
                                                             -------------     -------------     -------------     -------------

FROM CAPITAL SHARE
        TRANSACTIONS (Note 5):
CLASS A
   Proceeds from shares sold ............................        5,960,147        12,407,637        73,437,271       140,842,715
   Net asset value of shares issued in
       reinvestment of distributions to shareholders ....          899,725         2,009,499         2,443,768         2,921,236
   Payments for shares redeemed .........................      (11,589,919)      (20,581,067)      (80,082,522)     (146,316,005)
                                                             -------------     -------------     -------------     -------------
Net decrease in net assets
   from Class A share transactions ......................       (4,730,047)       (6,163,931)       (4,201,483)       (2,552,054)
                                                             -------------     -------------     -------------     -------------
CLASS C
   Proceeds from shares sold ............................          991,332         1,781,236           240,842         2,551,977
   Net asset value of shares issued in
       reinvestment of distributions to shareholders ....           84,299           173,075           187,773           209,923
   Payments for shares redeemed .........................       (1,306,948)       (2,418,483)         (583,165)       (2,249,977)
                                                             -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
   from Class C share transactions ......................         (231,317)         (464,172)         (154,550)          511,923
                                                             -------------     -------------     -------------     -------------

TOTAL DECREASE IN NET ASSETS ............................       (4,500,175)       (6,003,180)       (5,314,186)         (951,343)

NET ASSETS:
   Beginning of period ..................................       57,642,987        63,646,167        74,503,844        75,455,187
                                                             -------------     -------------     -------------     -------------
   End of period ........................................    $  53,142,812     $  57,642,987     $  69,189,658     $  74,503,844
                                                             =============     =============     =============     =============

See accompanying notes to financial statements.

STATEMENTS  OF CHANGES IN NET ASSETS For the Periods  Ended  December  31, 1998,
June 30, 1998 and August 31, 1997
===========================================================================================================
                                                                         Kentucky Tax-Free Fund
                                                             ----------------------------------------------
                                                              Six Months
                                                                Ended          Ten Months         Year
                                                               Dec. 31,           Ended           Ended
                                                                 1998            June 30,       August 31,
                                                              (Unaudited)        1998(A)           1997
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income ................................    $    183,361     $    306,351     $    524,683
   Net realized gains from security transactions ........          30,819          109,080            6,913
   Net change in unrealized appreciation/depreciation
       on investments ...................................           4,869           51,636          351,842
                                                             ------------     ------------     ------------
Net increase in net assets from operations ..............         219,049          467,067          883,438
                                                             ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income ...........................        (183,361)        (306,351)        (524,683)
   Distributions in excess of net investment income .....        (144,004)              --         (100,598)
                                                             ------------     ------------     ------------
Decrease in net assets from distributions to shareholders        (327,365)        (306,351)        (625,281)
                                                             ------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5):
   Proceeds from shares sold ............................         485,491          458,492        1,302,552
   Net asset value of shares issued in
       reinvestment of distributions to shareholders ....         211,309          157,294          303,297
   Payments for shares redeemed .........................        (650,571)      (1,884,304)      (9,266,863)
                                                             ------------     ------------     ------------
Net increase (decrease) in net assets
   from capital share transactions ......................          46,229       (1,268,518)      (7,661,014)
                                                             ------------     ------------     ------------

TOTAL DECREASE IN NET ASSETS ............................         (62,087)      (1,107,802)      (7,402,857)

NET ASSETS:
   Beginning of period ..................................       7,329,830        8,437,632       15,840,489
                                                             ------------     ------------     ------------
   End of period ........................................    $  7,267,743     $  7,329,830     $  8,437,632
                                                             ============     ============     ============

(A)  Effective  as the  close of  business  on August  29,  1997,  the  Kentucky
     Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).

See accompanying notes to financial statements.

TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       Dec. 31,                            Year Ended June 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       --------        --------     --------     --------     --------     --------
Net investment income ..............................      0.014           0.030        0.029        0.031        0.030        0.021
                                                       --------        --------     --------     --------     --------     --------
Dividends from net investment income ...............     (0.014)         (0.030)      (0.029)      (0.031)      (0.030)      (0.021)
                                                       --------        --------     --------     --------     --------     --------
Net asset value at end of period ...................   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ========        ========     ========     ========     ========     ========
Total return .......................................      2.87%(B)        3.03%        2.89%        3.15%        3.07%        2.12%
                                                       ========        ========     ========     ========     ========     ========
Net assets at end of period (000's) ................   $ 29,433        $ 37,383     $ 30,126     $ 25,342     $ 26,692     $ 31,168
                                                       ========        ========     ========     ========     ========     ========
Ratio of expenses to average net assets(A) .........      0.89%(B)        0.92%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to average net assets      2.85%(B)        2.98%        2.85%        3.09%        3.00%        2.09%

(A) Absent fee waivers by the Adviser, the ratio of expenses to average net assets would have been 0.95%(B) for the period ended December 31, 1998 (Note 4).
(B)  Annualized.

CALIFORNIA TAX-FREE MONEY FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       Dec. 31,                            Year Ended June 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       --------        --------     --------     --------     --------     --------
Net investment income ..............................      0.013           0.029        0.028        0.029        0.029        0.019
                                                       --------        --------     --------     --------     --------     --------
Dividends from net investment income ...............     (0.013)         (0.029)      (0.028)      (0.029)      (0.029)      (0.019)
                                                       --------        --------     --------     --------     --------     --------
Net asset value at end of period ...................   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ========        ========     ========     ========     ========     ========
Total return .......................................      2.67%(B)        2.94%        2.81%        2.95%        2.95%        1.93%
                                                       ========        ========     ========     ========     ========     ========
Net assets at end of period (000's) ................   $ 49,652        $ 41,013     $ 32,186     $ 36,122     $ 19,525     $ 24,508
                                                       ========        ========     ========     ========     ========     ========
Ratio of expenses to average net assets(A) .........      0.75%(B)        0.77%        0.80%        0.80%        0.70%        0.60%

Ratio of net investment income to average net assets      2.64%(B)        2.89%        2.76%        2.88%        2.83%        1.90%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.82%, 0.85% and 0.86% for the years ended June 30, 1996, 1995 and 1994, respectively.
(B)  Annualized.

See accompanying notes to financial statements.

OHIO TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       Dec. 31,                            Year Ended June 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       --------        --------     --------     --------     --------     --------
Net investment income ..............................      0.014           0.030        0.030        0.031        0.031        0.020
                                                       --------        --------     --------     --------     --------     --------
Dividends from net investment income ...............     (0.014)         (0.030)      (0.030)      (0.031)      (0.031)      (0.020)
                                                       --------        --------     --------     --------     --------     --------
Net asset value at end of period ...................   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ========        ========     ========     ========     ========     ========
Total return .......................................      2.84%(B)        3.07%        2.99%        3.14%        3.12%        1.99%
                                                       ========        ========     ========     ========     ========     ========
Net assets at end of period (000's) ................   $227,415        $205,316     $166,719     $240,323     $226,606     $213,001
                                                       ========        ========     ========     ========     ========     ========
Ratio of expenses to average net assets(A) .........      0.75%(B)        0.75%        0.75%        0.75%        0.74%        0.73%

Ratio of net investment income to average net assets      2.83%(B)        3.02%        2.93%        3.09%        3.08%        1.97%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.78%(B), 0.76% and 0.77% for the periods ended December 31, 1998 and June 30, 1998 and 1997, respectively (Note 4).
(B)  Annualized.

OHIO TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
============================================================================================
                               Per Share Data for a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------------------
                                                      Six Months
                                                         Ended           Year        Period
                                                       Dec. 31,         Ended        Ended
                                                         1998          June 30,     June 30,
                                                      (Unaudited)        1998        1997(A)
--------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000        $  1.000     $  1.000
                                                       --------        --------     --------
Net investment income ..............................      0.016           0.033        0.016
                                                       --------        --------     --------
Dividends from net investment income ...............     (0.016)         (0.033)      (0.016)
                                                       --------        --------     --------
Net asset value at end of period ...................   $  1.000        $  1.000     $  1.000
                                                       ========        ========     ========
Total return .......................................      3.10%(C)        3.33%        3.31%(C)
                                                       ========        ========     ========
Net assets at end of period (000's) ................   $122,767        $115,266     $ 97,589
                                                       ========        ========     ========
Ratio of expenses to average net assets(B) .........      0.50%(C)        0.50%        0.50%(C)

Ratio of net investment income to average net assets      3.07%(C)        3.27%        3.28%(C)

(A) Represents the period from the initial public offering of Institutional shares (January 7, 1997) through June 30, 1997.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.53%(C), 0.52% and 0.56%(C) for the periods ended December 31, 1998 and June 30, 1998 and 1997, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

FLORIDA TAX-FREE MONEY FUND - RETAIL
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       Dec. 31,                            Year Ended June 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       --------        --------     --------     --------     --------     --------
Net investment income ..............................      0.014           0.030        0.029        0.032        0.031        0.021
                                                       --------        --------     --------     --------     --------     --------
Dividends from net investment income ...............     (0.014)         (0.030)      (0.029)      (0.032)      (0.031)      (0.021)
                                                       --------        --------     --------     --------     --------     --------
Net asset value at end of period ...................   $  1.000        $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                       ========        ========     ========     ========     ========     ========
Total return .......................................      2.78%(B)        3.03%        2.90%        3.29%        3.17%        2.11%
                                                       ========        ========     ========     ========     ========     ========
Net assets at end of period (000's) ................   $ 25,380        $ 14,368     $ 22,434     $ 28,906     $ 24,119     $ 26,276
                                                       ========        ========     ========     ========     ========     ========
Ratio of expenses to average net assets(A) .........      0.75%(B)        0.75%        0.75%        0.61%        0.66%        0.58%

Ratio of net investment income to average net assets      2.75%(B)        2.98%        2.85%        3.24%        3.12%        2.10%

(A) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.94%(B), 0.95%, 0.94%, 0.80%, 0.80% and 0.81% for the periods ended December 31, 1998 and June 30, 1998, 1997, 1996, 1995 and 1994, respectively (Note 4).
(B)  Annualized.

FLORIDA TAX-FREE MONEY FUND - INSTITUTIONAL
FINANCIAL HIGHLIGHTS
=========================================================================================================
                                            Per Share Data for a Share Outstanding Throughout Each Period
---------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                                   Period
                                                        Dec. 31,        Year Ended June 30,       Ended
                                                         1998          ---------------------     June 30,
                                                      (Unaudited)        1998         1997        1996(A)
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  1.000        $  1.000     $  1.000     $  1.000
                                                       --------        --------     --------     --------
Net investment income ..............................      0.015           0.032        0.031        0.003
                                                       --------        --------     --------     --------
Dividends from net investment income ...............     (0.015)         (0.032)      (0.031)      (0.003)
                                                       --------        --------     --------     --------
Net asset value at end of period ...................   $  1.000        $  1.000     $  1.000     $  1.000
                                                       ========        ========     ========     ========
Total return .......................................      3.04%(C)        3.28%        3.16%        3.03%(C)
                                                       ========        ========     ========     ========
Net assets at end of period (000's) ................   $ 67,868        $ 49,159     $ 19,349     $ 19,145
                                                       ========        ========     ========     ========
Ratio of expenses to average net assets(B) .........      0.50%(C)        0.50%        0.50%        0.50%(C)

Ratio of net investment income to average net assets      3.01%(C)        3.23%        3.11%        3.03%(C)

(A) Represents the period from the initial public offering of Institutional shares (May 29, 1996) through June 30, 1996.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.69%(C), 0.71%, 0.79% and 0.87%(C) for the periods ended December 31, 1998 and June 30, 1998, 1997 and 1996, respectively (Note 4).
(C)  Annualized.

See accompanying notes to financial statements.

TAX-FREE INTERMEDIATE TERM FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       Dec. 31,                            Year Ended June 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  11.12        $  11.01     $  10.85     $  10.86     $  10.69     $  10.98
                                                       --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.24            0.50         0.50         0.50         0.49         0.48
   Net realized and unrealized gains (losses)
       on investments ..............................       0.09            0.11         0.16        (0.01)        0.17        (0.29)
                                                       --------        --------     --------     --------     --------     --------
Total from investment operations ...................       0.33            0.61         0.66         0.49         0.66         0.19
                                                       --------        --------     --------     --------     --------     --------

Dividends from net investment income ...............      (0.24)          (0.50)       (0.50)       (0.50)       (0.49)       (0.48)
                                                       --------        --------     --------     --------     --------     --------

Net asset value at end of period ...................   $  11.21        $  11.12     $  11.01     $  10.85     $  10.86     $  10.69
                                                       ========        ========     ========     ========     ========     ========

Total return(A) ....................................      6.02%(B)        5.63%        6.19%        4.51%        6.36%        1.70%
                                                       ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ................   $ 48,590        $ 52,896     $ 58,485     $ 67,675     $ 81,140     $106,472
                                                       ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets ............      0.99%(B)        0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ..............................      4.35%(B)        4.50%        4.55%        4.52%        4.59%        4.35%

Portfolio turnover rate ............................        67%(B)          36%          30%          37%          32%          46%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B)  Annualized.

See accompanying notes to financial statements.

TAX-FREE  INTERMEDIATE  TERM FUND - CLASS C
FINANCIAL  HIGHLIGHTS
============================================================================================================================
                                                               Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                                                              Period
                                                Dec. 31,                      Year Ended June 30,                    Ended
                                                  1998          -----------------------------------------------     June 30,
                                               (Unaudited)        1998         1997         1996         1995        1994(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ......   $  11.12        $  11.01     $  10.85     $  10.86     $  10.69     $  11.27
                                                --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ....................       0.20            0.42         0.43         0.44         0.44         0.20
   Net realized and unrealized gains (losses)
       on investments .......................       0.09            0.11         0.16        (0.01)        0.17        (0.58)
                                                --------        --------     --------     --------     --------     --------
Total from investment operations ............       0.29            0.53         0.59         0.43         0.61        (0.38)
                                                --------        --------     --------     --------     --------     --------

Dividends from net investment income ........      (0.20)          (0.42)       (0.43)       (0.44)       (0.44)       (0.20)
                                                --------        --------     --------     --------     --------     --------

Net asset value at end of period ............   $  11.21        $  11.12     $  11.01     $  10.85     $  10.86     $  10.69
                                                ========        ========     ========     ========     ========     ========

Total return(B) .............................      5.25%(D)        4.85%        5.49%        4.00%        5.82%       (8.28%)(D)
                                                ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) .........   $  4,553        $  4,747     $  5,161     $  5,239     $  4,814     $  3,084
                                                ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets(C) ..      1.74%(D)        1.74%        1.65%        1.49%        1.49%        1.45%(D)

Ratio of net investment income to
   average net assets .......................      3.59%(D)        3.75%        3.89%        4.02%        4.08%        3.79%(D)

Portfolio turnover rate .....................        67%(D)          36%          30%          37%          32%          46%(D)

(A) Represents the period from the initial public offering of Class C shares (February 1, 1994) through June 30, 1994.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.75%(D) for the period ended June 30, 1994.
(D)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS A
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                                      Per Share Data for a Share Outstanding Throughout Each Period
-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended
                                                       Dec. 31,                            Year Ended June 30,
                                                         1998          ------------------------------------------------------------
                                                      (Unaudited)        1998         1997         1996         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  12.37        $  12.22     $  11.97     $  11.99     $  11.74     $  12.41
                                                       --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income ...........................       0.29            0.61         0.61         0.62         0.63         0.61
   Net realized and unrealized gains (losses)
       on investments ..............................       0.11            0.23         0.25        (0.02)        0.25        (0.64)
                                                       --------        --------     --------     --------     --------     --------
Total from investment operations ...................       0.40            0.84         0.86         0.60         0.88        (0.03)
                                                       --------        --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ............      (0.29)          (0.61)       (0.61)       (0.62)       (0.63)       (0.61)
   Distributions from net realized gains ...........      (0.29)          (0.08)          --           --           --        (0.03)
                                                       --------        --------     --------     --------     --------     --------
Total distributions ................................      (0.58)          (0.69)       (0.61)       (0.62)       (0.63)       (0.64)
                                                       --------        --------     --------     --------     --------     --------

Net asset value at end of period ...................   $  12.19        $  12.37     $  12.22     $  11.97     $  11.99     $  11.74
                                                       ========        ========     ========     ========     ========     ========

Total return(A) ....................................      6.47%(C)        7.03%        7.36%        5.05%        7.75%       (0.41%)
                                                       ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ................   $ 64,201        $ 69,289     $ 70,816     $ 75,938     $ 71,393     $ 79,889
                                                       ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets(B) .........      0.75%(C)        0.75%        0.75%        0.75%        0.75%        0.75%

Ratio of net investment income to
   average net assets ..............................      4.72%(C)        4.95%        5.05%        5.12%        5.35%        4.94%

Portfolio turnover rate ............................        29%(C)          41%          33%          46%          29%          45%

(A)  Total returns shown exclude the effect of applicable sales loads.
(B) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.77% for the year ended June 30, 1995.
(C)  Annualized.

See accompanying notes to financial statements.

OHIO INSURED TAX-FREE FUND - CLASS C
FINANCIAL  HIGHLIGHTS
============================================================================================================================
                                                               Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------
                                               Six Months
                                                 Ended                                                              Period
                                                Dec. 31,                      Year Ended June 30,                    Ended
                                                  1998          -----------------------------------------------     June 30,
                                               (Unaudited)        1998         1997         1996         1995        1994(A)
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......  $  12.37        $  12.22     $  11.97     $  12.00     $  11.74     $  12.62
                                                --------        --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income .....................      0.25            0.52         0.53         0.56         0.57         0.36
   Net realized and unrealized gains (losses)
       on investments ........................      0.11            0.23         0.25        (0.03)        0.26        (0.85)
                                                --------        --------     --------     --------     --------     --------
Total from investment operations .............      0.36            0.75         0.78         0.53         0.83        (0.49)
                                                --------        --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ......     (0.25)          (0.52)       (0.53)       (0.56)       (0.57)       (0.36)
   Distributions from net realized gains .....     (0.29)          (0.08)          --           --           --        (0.03)
                                                --------        --------     --------     --------     --------     --------
Total distributions ..........................     (0.54)          (0.60)       (0.53)       (0.56)       (0.57)       (0.39)
                                                --------        --------     --------     --------     --------     --------

Net asset value at end of period .............  $  12.19        $  12.37     $  12.22     $  11.97     $  12.00     $  11.74
                                                ========        ========     ========     ========     ========     ========

Total return(B) ..............................     5.70%(D)        6.24%        6.65%        4.44%        7.31%       (6.05%)(D)
                                                ========        ========     ========     ========     ========     ========

Net assets at end of period (000's) ..........  $  4,988        $  5,215     $  4,639     $  3,972     $  4,165     $  2,659
                                                ========        ========     ========     ========     ========     ========

Ratio of expenses to average net assets(C) ...     1.50%(D)        1.50%        1.42%        1.25%        1.25%        1.22%(D)

Ratio of net investment income to
   average net assets ........................     3.97%(D)        4.20%        4.37%        4.62%        4.84%        4.09%(D)

Portfolio turnover rate ......................       29%(D)          41%          33%          46%          29%          45%(D)

(A) Represents the period from the initial public offering of Class C shares (November 1, 1993) through June 30, 1994.
(B)  Total returns shown exclude the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.27% and 1.28%(D) for the periods ended June 30, 1995 and 1994, respectively.
(D)  Annualized.

See accompanying notes to financial statements.

KENTUCKY TAX-FREE FUND
FINANCIAL HIGHLIGHTS
============================================================================================================
                                               Per Share Data For a Share Outstanding Throughout Each Period
------------------------------------------------------------------------------------------------------------
                                                     Six Months
                                                        Ended         Ten Months        Year        Period
                                                       Dec. 31,         Ended           Ended        Ended
                                                         1998          June 30,       August 31,   August 31,
                                                     (Unaudited)        1998(A)          1997        1996(B)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $  10.46        $  10.26        $  10.06     $  10.00
                                                       --------        --------        --------     --------
Income from investment operations:
   Net investment income ...........................       0.26            0.41            0.44         0.51(C)
   Net realized and unrealized gains on investments        0.05            0.20            0.28         0.06
                                                       --------        --------        --------     --------
Total from investment operations ...................       0.31            0.61            0.72         0.57
                                                       --------        --------        --------     --------
Less distributions:
   Dividends from net investment income ............      (0.26)          (0.41)          (0.44)       (0.51)
   Distributions from net realized gains ...........      (0.21)             --              --           --
   Distributions in excess of net investment income          --              --           (0.08)          --
                                                       --------        --------        --------     --------
Total distributions ................................      (0.47)          (0.41)          (0.52)       (0.51)
                                                       --------        --------        --------     --------

Net asset value at end of period ...................   $  10.30        $  10.46        $  10.26     $  10.06
                                                       ========        ========        ========     ========

Total return(D) ....................................      5.99%(F)        7.29%(F)        7.36%        5.80%
                                                       ========        ========        ========     ========

Net assets at end of period (000's) ................   $  7,268        $  7,330        $  8,438     $ 15,840
                                                       ========        ========        ========     ========

Ratio of expenses to average net assets(E) .........      0.10%(F)        0.49%(F)        0.85%        0.82%(F)

Ratio of net investment income to average net assets      5.01%(F)        4.75%(F)        4.35%        5.30%(F)

Portfolio turnover rate ............................        27%(F)          61%(F)           0%         145%

(A) Effective as of the close of business on August 29, 1997, the Kentucky Tax-Free Fund was reorganized and the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed to June 30 (Note 7).
(B) Represents the period from the commencement of operations (September 27, 1995) through August 31, 1996.
(C)  Calculated using weighted average shares  outstanding during the period.
(D)  Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assets would have been 1.64%(F), 1.55%(F), 1.78% and 1.65%(F) for the periods ended December 31, 1998, June 30, 1998 and August 31, 1997 and 1996, respectively (Note 4).
(F)  Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1998 (Unaudited)
================================================================================

1.   ORGANIZATION

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term
Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund (collectively, the Funds) are each a separate series of shares of Countrywide Tax-Free Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 13, 1981. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Kentucky Tax-Free Fund was originally organized as a series of Trans Adviser Funds, Inc. (Note 7).

The Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-quality, short-term municipal obligations.

The California Tax-Free Money Fund seeks the highest level of interest income exempt from federal and California income taxes, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term California municipal obligations.

The Ohio Tax-Free Money Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund invests primarily in a portfolio of high-quality, short-term Ohio municipal obligations.

The Florida Tax-Free Money Fund seeks the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal, by investing primarily in high-quality, short-term Florida municipal obligations the value of which is exempt from the Florida intangible personal property tax.

The Tax-Free Intermediate Term Fund seeks high current income exempt from federal income tax, consistent with protection of capital, by investing primarily in high-grade municipal obligations maturing within twenty years or less with a dollar-weighted average portfolio maturity under normal market conditions of between three and ten years. To the extent consistent with the Fund's primary objective, capital appreciation is a secondary objective.

The Ohio Insured Tax-Free Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with protection of capital. The Fund invests primarily in high and medium-quality, long-term Ohio municipal obligations which are protected by insurance guaranteeing the payment of principal and interest in the event of a default.

The Kentucky Tax-Free Fund seeks the highest level of interest income exempt from federal and Kentucky income taxes, consistent with protection of capital. The Fund invests primarily in high and medium-quality Kentucky municipal obligations.

The Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 2% for the Tax-Free Intermediate Term Fund and 4% for the Ohio Insured Tax-Free Fund and a distribution fee of up to 0.25% of average daily net assets of each Fund) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% for a one-year period and a distribution fee of up to 1% of average daily net assets of each Fund). Each Class A and Class C share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class C shares bear the expenses of higher distribution fees, which will cause Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each offer two classes of shares: Retail shares (sold subject to a distribution fee of up to 0.25% of average daily net assets of each Fund) and Institutional shares (sold without a distribution fee). Each Retail and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Retail shares bear the expenses of distribution fees, which will cause Retail shares to have a higher expense ratio and to pay lower dividends than those related to Institutional shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (iii) each class has exclusive voting rights with respect to matters affecting only that class; and (iv) Retail shares are subject to a lower minimum initial investment requirement and offer certain shareholder services not available to Institutional shares such as checkwriting and automatic investment and redemption plans.

================================================================================

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Trust's significant accounting policies:

Security valuation -- Tax-Free Money Fund, California Tax-Free Money Fund, Ohio Tax-Free Money Fund and Florida Tax-Free Money Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Tax-Free Intermediate Term Fund, Ohio Insured Tax-Free Fund and Kentucky Tax-Free Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine what it believes is the fair value of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures established by the Board of Trustees.

Share valuation-- The net asset value per share of the Tax-Free Money Fund, the California Tax-Free Money Fund and the Kentucky Tax-Free Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by its number of shares outstanding. The net asset value per share of each class of shares of the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is also calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

The offering price per share of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund is equal to the net asset value per share. The maximum offering price of Class A shares of the Tax-Free Intermediate Term Fund is equal to net asset value per share plus a sales load equal to 2.04% of the net asset value (or 2% of the offering price). The maximum offering price of Class A shares of the Ohio Insured Tax-Free Fund and shares of the Kentucky Tax-Free Fund is equal to net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to the net asset value per share.

The redemption price per share of each Fund, including each class of shares with respect to the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, is equal to net asset value per share. However, Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income-- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders-- Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Allocations between classes-- Investment income earned by the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund is allocated daily to each class of shares based on the percentage of the net asset value of settled shares of such class to the total of the net asset value of settled shares of both classes of shares. Realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

================================================================================

Organization costs -- Costs incurred by the Kentucky Tax-Free Fund in connection with the organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with the Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax-- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 1998:

--------------------------------------------------------------------------------
                                       Tax-Free      Ohio Insured      Kentucky
                                     Intermediate       Tax-Free       Tax-Free
                                       Term Fund          Fund           Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation ....    $ 2,488,793     $ 4,824,389     $ 152,581
Gross unrealized depreciation ....        (25,524)        (23,749)       (3,976)
                                      -----------     -----------     ---------
Net unrealized appreciation ......    $ 2,463,269     $ 4,800,640     $ 148,605
                                      ===========     ===========     =========
--------------------------------------------------------------------------------

The tax basis of investments for each Fund is equal to the amortized cost as shown on the Statements of Assets and Liabilities.

As of June 30, 1998, the Tax-Free Intermediate Term Fund had capital loss carryforwards for federal income tax purposes of $996,209, none of which expire prior to June 30, 1999. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains prior to distribution to shareholders.

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended December 31, 1998:

--------------------------------------------------------------------------------------------------------
                                                                Tax-Free     Ohio Insured     Kentucky
                                                              Intermediate     Tax-Free       Tax-Free
                                                                Term Fund        Fund           Fund
                                                               -----------    -----------    -----------
Purchases of investment securities ........................    $18,199,651    $10,206,712    $   912,039
                                                               ===========    ===========    ===========
Proceeds from sales and maturities of investment securities    $21,073,934    $11,560,770    $ 1,207,599
                                                               ===========    ===========    ===========
--------------------------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The officers of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

================================================================================

MANAGEMENT AGREEMENT
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.5% of its respective average daily net assets up to $100 million, 0.45% of such net assets from $100 million to $200 million, 0.4% of such net assets from $200 million to $300 million and 0.375% of such net assets in excess of $300 million.

In order to voluntarily reduce operating expenses during the six months ended December 31, 1998, the Adviser waived investment advisory fees of $9,000 for the Tax-Free Money Fund, $51,659 for the Ohio Tax-Free Money Fund, $66,477 for the Florida Tax-Free Money Fund and $18,302 for the Kentucky Tax-Free Fund. In addition, the Adviser reimbursed $38,199 of other operating expenses for the Kentucky Tax-Free Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses to 0.82% for the Kentucky Tax-Free Fund.

TRANSFER AGENT AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records for each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $25.00 per shareholder account from each of the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund and $21.00 per shareholder account from each of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current net assets, of $2,500 per month from each of the Tax-Free Money Fund and the Kentucky Tax-Free Fund, $3,000 per month from the California Tax-Free Money Fund, $6,000 per month from the Ohio Tax-Free Money Fund and $4,000 per month from each of the Florida Tax-Free Money Fund, the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund. In addition, each Fund is subject to an additional charge of 0.001% of its respective average daily net assets in excess of $300 million, and each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $1,983, $6,684 and $1,824 from underwriting and broker commissions on the sale of shares of the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund, respectively, during the six months ended December 31, 1998. In addition, the Adviser collected $8,582 and $1,318 of contingent deferred sales loads on the redemption of Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Tax-Free Intermediate Term Fund and the Ohio Insured Tax-Free Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

================================================================================

CUSTODIAN AGREEMENTS
The Fifth Third Bank, which serves as the custodian for each Fund except for the Florida Tax-Free Money Fund, was a significant shareholder of record of the Ohio Tax-Free Money Fund as of December 31, 1998. Under the terms of its Custodian Agreement, The Fifth Third Bank receives from each such Fund an asset-based fee plus transaction charges for each security transaction entered into by the Funds. Huntington Trust Company, N.A. (Huntington), which serves as the custodian for the Florida Tax-Free Money Fund, was a significant shareholder of record of such Fund as of December 31, 1998. Under the terms of its Custodian Agreement, Huntington receives from the Fund an asset-based fee.

5.   CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets for the Tax-Free Intermediate Term Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are the result of the following capital share transactions for the periods shown:

------------------------------------------------------------------------------------------------------------
                                                     Tax-Free Intermediate              Ohio Insured
                                                           Term Fund                    Tax-Free Fund
                                                  --------------------------      --------------------------
                                                  Six Months                      Six Months
                                                     Ended           Year            Ended          Year
                                                    Dec. 31,        Ended           Dec. 31,       Ended
                                                      1998         June 30,           1998        June 30,
                                                  (Unaudited)        1998         (Unaudited)       1998
------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................        533,012       1,116,388       5,936,170      11,401,093
Shares issued in reinvestment of
        distributions to shareholders .......         80,306         180,589         199,017         236,258
Shares redeemed .............................     (1,036,514)     (1,853,155)     (6,469,112)    (11,832,144)
                                                  ----------      ----------      ----------     -----------
Net decrease in shares outstanding ..........       (423,196)       (556,178)       (333,925)       (194,793)
Shares outstanding, beginning of period .....      4,757,501       5,313,679       5,599,945       5,794,738
                                                  ----------      ----------      ----------     -----------
Shares outstanding, end of period ...........      4,334,305       4,757,501       5,266,020       5,599,945
                                                  ==========      ==========      ==========     ===========

CLASS C
Shares sold .................................         88,453         160,180          19,489         206,187
Shares issued in reinvestment of
        distributions to shareholders .......          7,522          15,574          15,295          16,990
Shares redeemed .............................       (116,736)       (217,791)        (47,084)       (181,289)
                                                  ----------      ----------      ----------     -----------
Net increase (decrease) in shares outstanding        (20,761)        (42,037)        (12,300)         41,888
Shares outstanding, beginning of period .....        426,820         468,857         421,552         379,664
                                                  ----------      ----------      ----------     -----------
Shares outstanding, end of period ...........        406,059         426,820         409,252         421,552
                                                  ==========      ==========      ==========     ===========
------------------------------------------------------------------------------------------------------------

================================================================================

--------------------------------------------------------------------------------------------
                                                             Kentucky Tax-Free Fund
                                                    ----------------------------------------
                                                    Six Months
                                                      Ended        Ten Months         Year
                                                     Dec. 31,        Ended           Ended
                                                       1998         June 30,        Aug. 31,
                                                   (Unaudited)        1998            1997
--------------------------------------------------------------------------------------------
Shares sold .................................         46,788          43,967         127,642
Shares issued in reinvestment of
        distributions to shareholders .......         20,435          15,102          29,744
Shares redeemed .............................        (62,428)       (181,304)       (909,256)
                                                    --------        --------       ---------
Net increase (decrease) in shares outstanding          4,795        (122,235)       (751,870)
Shares outstanding, beginning of period .....        700,507         822,742       1,574,612
                                                    --------        --------       ---------
Shares outstanding, end of period ...........        705,302         700,507         822,742
                                                    ========        ========       =========
--------------------------------------------------------------------------------------------

6.   PORTFOLIO COMPOSITION

As of December 31, 1998, the Ohio Tax-Free Money Fund and the Ohio Insured Tax-Free Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Ohio personal income tax. The California Tax-Free Money Fund was invested exclusively in debt obligations issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from California income tax. The Florida Tax-Free Money Fund was exclusively invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the value of which is exempt from the Florida intangible personal property tax. The Kentucky Tax-Free Fund was invested exclusively in debt obligations issued by the State of Kentucky and its political subdivisions, agencies, authorities and instrumentalities and by other issuers the interest from which is exempt from Kentucky income tax. As of December 31, 1998, 12.1% of the portfolio securities of the Tax-Free Money Fund were concentrated in the State of Ohio and 10.5% in the State of Texas. For information regarding portfolio composition by state for the Tax-Free Intermediate Term Fund, see the Fund's Portfolio of Investments.

The California Tax-Free Money Fund, the Ohio Tax-Free Money Fund, the Florida Tax-Free Money Fund, the Ohio Insured Tax-Free Fund and the Kentucky Tax-Free Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of December 31, 1998, the Kentucky Tax-Free Fund had concentrations of investments (10% or greater) in two issuers which collectively totaled 22.8%. No other Funds had concentrations of investments in any one issuer.

The Tax-Free Money Fund, the California Tax-Free Money Fund, the Ohio Tax-Free Money Fund and the Florida Tax-Free Money Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Adviser, under the supervision of the Board of Trustees, to be of comparable quality.

As of December 31, 1998, 46.4% of the Tax-Free Intermediate Term Fund's portfolio securities were rated AAA/Aaa [using the higher of Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's) ratings], 18.9% were rated AA/Aa, 31.1% were rated A/A and 3.6% were not rated. For the Kentucky Tax-Free Fund's portfolio securities, 46.7% were rated AAA/Aaa, 15.6% were rated AA/Aa, 12.4% were rated A/A, 22.5% were rated BBB/Baa and 2.8% were not rated.

As of December 31, 1998, 91.6% of the Ohio Insured Tax-Free Fund's long-term portfolio securities were either (1) insured by an insurance policy obtained from a recognized insurer which carries a rating of AAA by S&P or Aaa by Moody's, (2) guaranteed as to the payment of interest and principal by an agency or instrumentality of the U.S. Government or (3) secured as to the payment of interest and principal by an escrow account consisting of obligations of the U.S. Government. Three private insurers individually insure more than 10% of the Ohio Insured Tax-Free Fund's portfolio securities and collectively insure 66.1% of its portfolio securities.

================================================================================

The concentration of investments for each Fund as of December 31, 1998, classified by revenue source, was as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                           California     Ohio       Florida    Tax-Free      Ohio
                                                Tax-Free    Tax-Free    Tax-Free    Tax-Free  Intermediate  Insured     Kentucky
                                                  Money       Money       Money       Money       Term      Tax-Free    Tax-Free
                                                  Fund        Fund        Fund        Fund        Fund        Fund        Fund
-------------------------------------------------------------------------------------------------------------------------------
General Obligations .......................       17.9%       10.0%       23.6%        7.4%       15.7%       41.2%        4.3%
Revenue Bonds:
   Industrial Development/Pollution Control       33.0%       25.2%       21.7%       20.0%        6.2%        4.6%        6.6%
   Hospital/Health Care ...................        7.9%       11.9%       26.0%       24.8%       18.1%       21.6%       11.3%
   Housing/Mortgage .......................        9.3%       12.3%        4.4%       10.6%       12.3%        4.6%        7.5%
   Utilities ..............................       11.0%       16.0%        9.6%       15.0%        8.5%       16.1%        8.0%
   Education ..............................        7.6%        7.2%        4.4%       10.9%       19.2%        2.5%       20.4%
   Transportation .........................        3.5%        8.2%         --         0.6%        4.8%        2.9%       15.7%
   Public Facilities ......................        4.3%        5.3%        4.0%        0.6%        5.6%        1.7%        9.2%
   Economic Development ...................        3.8%        0.5%        4.7%        0.6%        2.7%         --        11.2%
   Leases .................................         --         2.6%         --         1.5%        3.0%         --         5.8%
   Special Tax ............................        0.9%        0.8%        0.3%        1.0%        2.0%        2.8%         --
   Miscellaneous ..........................        0.8%         --         1.3%        7.0%        1.9%        2.0%         --
                                                  -----       -----       -----       -----       -----       -----       -----
Total .....................................       100.0%      100.0%      100.0%      100.0%      100.0%      100.0%      100.0%
                                                  =====       =====       =====       =====       =====       =====       =====
-------------------------------------------------------------------------------------------------------------------------------

7.   AGREEMENT AND PLAN OF REORGANIZATION

The Kentucky Tax-Free Fund was originally organized as a series of Trans Adviser Funds, Inc. (Trans Adviser), an open-end management investment company incorporated under the laws of the State of Maryland. Pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, the Fund, on August 29, 1997, succeeded to the assets and liabilities of a series of Trans Adviser with the same name (the Predecessor Fund). The investment objectives, policies and restrictions of the Fund and its Predecessor Fund are substantially identical.

For federal income tax purposes, the reorganization of the Kentucky Tax-Free Fund qualified as a tax-free reorganization with no tax consequences to the Fund, its Predecessor Fund or their shareholders. In connection with the reorganization, the fiscal year-end of the Fund, subsequent to August 31, 1997, was changed from August 31 to June 30.

TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
   Amount      Fixed Rate Revenue & General Obligation Bonds-- 33.8%                         Rate        Date          Value
-------------------------------------------------------------------------------------------------------------------------------
$   500,000    Chesterfield Co., VA, GO, Ser. B .........................................    6.200%    01/01/99    $    500,000
    500,000    Chicago, IL, Public Library, Ser. C ......................................    6.100     01/01/99         500,000
    345,000    Maricopa CO., AZ, School Dist. Rev .......................................    3.900     01/01/99         345,000
    250,000    North Carolina Muni. Power Catawba Rev ...................................    5.100     01/01/99         250,000
    500,000    Texas Turnpike Auth. Rev. (Dallas N. Tollway), Prerefunded @ 102 .........    7.250     01/01/99         512,917
    265,000    Bloomfield, IN, School Dist. Rev .........................................    3.700     01/05/99         265,000
    480,000    Munster, IN, School Bldg. Rev ............................................    3.600     01/05/99         480,000
    600,000    Massillon, OH, GO ........................................................    4.550     01/15/99         600,144
    641,600    American Municipal Power Sys. Impt. BANS (Village of Milan Proj.) ........    3.950     01/22/99         641,600
    435,000    Collin Co., TX, Comm. College Dist. Rev ..................................    4.500     02/01/99         435,267
    200,000    College Station, TX, GO ..................................................    7.000     02/15/99         200,804
    230,000    Angleton, TX, COP, Ser. A ................................................    3.800     02/15/99         230,000
    459,000    St. Mary's, OH, CSD GO BANS ..............................................    4.000     02/23/99         459,089
    220,000    Carson City, NV, Hosp. GO ................................................    8.000     03/01/99         221,660
    250,000    Montgomery Co., TX, Municipal Utility Dist. No. 6 GO .....................    3.850     03/01/99         250,018
    130,000    Breckingridge, MI, Comm. School GO .......................................    4.500     05/01/99         130,545
    150,000    Chester CO., TN, GO ......................................................    5.250     05/01/99         150,925
    100,000    Oxford, MI, Area Comm. School GO .........................................    4.100     05/01/99         100,160
    115,000    Wilson Co., TN, GO, Ser. 1998 ............................................    4.500     05/01/99         115,312
    255,000    Wisconsin St., Health & Education Fac. Rev ...............................    3.700     06/01/99         255,000
    315,000    Washoe Co., NV, GO, Prerefunded @ 102 ....................................    7.375     07/01/99         326,246
    340,000    West Virginia St. Bldg. Comm. Lease Rev. (WV Regional Jail) ..............    3.600     07/01/99         340,488
    250,000    Jefferson, LA, Sales Tax Dist. Rev., Prerefunded @ 100 ...................    8.250     07/01/99         255,511
    400,000    American Municipal Power Sys. Impt. BANS, (Montpilier Village Proj.) .....    3.550     07/15/99         400,000
    485,000    Arlington, TX, Perm. Impt. GO ............................................    4.500     08/15/99         486,748
    250,000    Charlotte, NC, COP, Ser. C (Govt. Equipment Proj.) .......................    5.050     09/01/99         252,813
    500,000    Rhode Island St., GO, Ser. B, Prerefunded @ 102 ..........................    6.800     10/15/99         520,963
    170,000    Commerce Charter Twnp., MI, Special Assessment GO, Ser. B ................    3.700     11/01/99         170,481
    560,000    American Municipal Power Sys. Impt. BANS, (Wellington Village Proj.) .....    3.500     12/16/99         560,000
-----------                                                                                                        ------------
$ 9,895,600    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-----------    (Amortized Cost $9,956,691) ..............................................                          $  9,956,691
                                                                                                                   ------------

===============================================================================================================================
 Principal                                                                                   Coupon    Maturity        Market
   Amount      Floating & Variable Rate Demand Notes-- 43.6%                                  Rate       Date          Value
-------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000    Northern CA, Pwr. Agy. Rev., Ser. 1998 (Hydro Elec. Proj.) ...............    5.350%    01/01/99    $  1,700,000
    330,000    Coppell, TX, IDR (Minyards Prop., Inc.) ..................................    3.050     01/01/99         330,000
    500,000    Arapahoe Co., CO, Rev., Ser. 1997 (Denver Jet Ctr. Proj.) ................    3.400     01/01/99         500,000
    200,000    Hope, AR, IDR, Ser. A (Champion Parts, Inc.) .............................    4.300     01/07/99         200,000
    675,000    Brooklyn Park, MN, IDR (Schmidt Proj.) ...................................    4.300     01/07/99         675,000
    290,000    Frankfort, MN, IDR, Ser. 1998 (J&B, Inc.) ................................    4.500     01/07/99         290,000
    973,000    Kansas City, MO, IDR, Rev. (A.M. Castle & Co.) ...........................    4.450     01/07/99         973,000
    500,000    Frankfort, MN, IDR, Ser. 1998 (J&B, Inc.) ................................    4.300     01/07/99         500,000
    900,000    Eddyville, IA, IDR (Heartland Lysine, Inc.) ..............................    4.500     01/07/99         900,000
    649,070    Franklin Park, IL, Rev. (A.M. Castle & Co.) ..............................    4.450     01/07/99         649,070
    187,500    Rosemont, IL, IDR (A.M. Castle & Co.) ....................................    4.450     01/07/99         187,500
  1,100,000    Scio Twnp., MI, EDR ......................................................    3.950     01/07/99       1,100,000
  1,315,000    Mankato, MN, IDR, Ser. 1998 (Sacco Family Proj.) .........................    4.400     01/07/99       1,315,000

                                                                                                                             31

TAX-FREE MONEY FUND (Continued)
===============================================================================================================================
 Principal                                                                                  Coupon     Maturity        Market
  Amount       Floating & Variable Rate Demand Notes-- 43.6%                                 Rate        Date          Value
-------------------------------------------------------------------------------------------------------------------------------
$ 1,515,000    Harvard, IL, Health Care Fac. Rev., Ser. 1998 ............................    4.250%    01/07/99    $  1,515,000
  1,000,000    Los Angeles, CA, Multi-Family Rev. (Oakwood Apts.) .......................    5.250     01/07/99       1,000,000
  1,000,000    Dist. Of Columbia, MFH, Tyler House Trust COP, Ser. 1995A ................    4.300     01/07/99       1,000,000
-----------                                                                                                        ------------
$12,834,570    TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
-----------    (Amortized Cost $12,834,570) .............................................                          $ 12,834,570
                                                                                                                   ------------

===============================================================================================================================
 Principal                                                                                  Coupon     Maturity         Market
  Amount       Adjustable Rate Put Bonds-- 20.3%                                             Rate        Date           Value
-------------------------------------------------------------------------------------------------------------------------------
$   650,000    Cuyahoga Co., OH, IDR (Halle Office Bldg.) ...............................    4.000%    01/01/99    $    650,000
    680,000    Colorado Health Fac. Auth. Rev., Ser. 1998A ..............................    4.050     02/01/99         678,481
    580,000    Citizens Federal Tax-Exempt Mtg. Bond Trust ..............................    3.750     02/01/99         580,000
  1,200,000    Lansing, MI, EDR (LGH Office Bldg. Proj.) ................................    3.600     03/01/99       1,200,000
    750,000    Medina Co., OH, IDR (Nationwide One Proj.) ...............................    5.100     03/01/99         751,594
    145,000    Owensboro, KY, IDR, Ser. 1985 (Dart Container) ...........................    3.800     04/01/99         145,000
    450,000    Wheat Ridge, CO, IDR, Ser. 1984 (Pearse Electronics Proj.) ...............    4.180     06/01/99         450,000
  1,000,000    Santa Clara Co., CA, Hsg. Auth. Rev. (Orchard Glen Apartments) ...........    3.360     06/01/99       1,000,000
    500,000    Brooklyn Park, MN, IDR (Schmidt Proj.) ...................................    3.700     01/15/00         500,000
-----------                                                                                                        ------------
$ 5,955,000    TOTAL ADJUSTABLE RATE PUT BONDS
-----------    (Amortized Cost $5,955,075) ..............................................                          $  5,955,075
                                                                                                                   ------------

$28,685,170    TOTAL INVESTMENTS AT VALUE-- 97.7%
===========    (Amortized Cost $28,746,336) .............................................                          $ 28,746,336

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.3% .............................                               686,942
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $ 29,433,278
                                                                                                                   ============
See  accompanying  notes to  financial  statements  and notes to  portfolios  of investments.

32

CALIFORNIA TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
 Principal                                                                                  Coupon    Maturity         Market
   Amount      Fixed Rate Revenue & General Obligation Bonds -- 29.9%                        Rate       Date           Value
-------------------------------------------------------------------------------------------------------------------------------
$   450,000    Antelope Valley CA, Hosp. Dist. Rev ......................................
               (Antelope Valley Hosp.), Prerefunded @ 100 ...............................    7.250%    01/01/99    $    450,000
    205,000    San Ramon, CA, Public Fin. Rev ...........................................    3.600     02/01/99         205,000
    500,000    Los Angeles, CA, Wastewater Sys. Rev., Ser. A, Prerefunded @ 102 .........    7.000     02/01/99         511,418
    330,000    Los Angeles, CA, Wastewater Sys. Rev., Ser. A, Prerefunded @ 102 .........    7.100     02/01/99         337,482
    270,000    Big Bear Lake, CA, COP (Big Bear Lake Impt. Agcy.) .......................    6.000     02/01/99         270,465
    285,000    Madera Co., CA, COP (Valley Children's Hosp.) ............................    3.600     03/15/99         285,000
    479,000    University of California, Regents COP, Ser. A ............................    3.200     04/01/99         477,803
    200,000    California Fin. Auth. Solid Waste Disposal Rev.,
               Ser. 1998C (City Fibers, Inc.) ...........................................    4.000     04/01/99         200,000
    250,000    San Diego Co., CA, Reg. Trans. Comm. Sales Tax Rev., Ser. A ..............    5.000     04/01/99         250,777
    500,000    San Francisco, CA, City & Co. Int'l Airport. Rev .........................    6.100     05/01/99         505,070
    125,000    Santa Cruz, CA, COP Parking Rev ..........................................    3.500     05/01/99         125,200
    100,000    San Diego, CA, Sewer Rev., Ser. A ........................................    4.000     05/15/99         100,053
    200,000    Selma, CA, GO ............................................................    3.250     06/01/99         200,000
    215,000    Alameda Co., CA, COP Capital Proj ........................................    4.000     06/01/99         215,518
    100,000    California St. Dept. of Water Resource Center Rev., Ser. G (Valley Proj.)     7.125     06/01/99         102,987
  1,200,000    California St. GO, Ser. BJ ...............................................    4.125     06/01/99       1,203,739
    160,000    California St. University Trust COP ......................................    6.000     06/01/99         161,415
    425,000    Sacramento Co., CA, Airport Sys. Rev., Ser. B ............................    3.500     07/01/99         424,983
    986,000    University of California, Regents COP, Ser. A ............................    3.200     07/01/99         983,535
    255,000    Napa Valley, CA, USD GO ..................................................    7.000     08/01/99         259,735
    900,000    Castro Valley CA, USD GO .................................................    7.000     08/01/99         917,299
    340,000    Fremont, CA, USD GO, Ser. A ..............................................    3.400     08/01/99         340,000
    110,000    Reef-Sunset CA, USD GO ...................................................    7.500     08/01/99         112,329
    330,000    Compton, CA, Cmnty Redev. Agcy. (Walnut Indl. Park), Prerefunded @ 102 ...    7.500     08/01/99         344,498
    270,000    California St. Cmntys. Dev. Auth. Rev. (Monterey Peninsula) ..............    4.000     08/15/99         270,729
    110,000    California St. Cmntys. Dev. Auth. Rev. (Sutter Health Obligated Group) ...    4.500     08/15/99         110,698
    100,000    California St. GO ........................................................    5.750     09/01/99         101,752
    500,000    Los Angeles, CA, GO, Ser. A ..............................................    6.250     09/01/99         510,451
    200,000    Glendora, CA, Pub. Fin. Auth. Rev ........................................    3.150     09/01/99         199,908
    105,000    Los Angeles Co., CA, Schs. Regionalized Business Svcs. Rev., Ser. B ......    3.300     09/01/99         105,000
    250,000    Modesto, CA, CSD COP .....................................................    3.500     09/01/99         250,973
    100,000    Southern California Rapid Tran. Dist. Rev ................................    5.000     09/01/99         101,263
  1,000,000    San Francisco, CA, City & Co., USD GO ....................................    4.500     09/22/99       1,007,741
    794,000    University of California, Regents COP, Ser. A ............................    3.250     10/01/99         792,015
    300,000    California St. GO ........................................................    6.600     11/01/99         308,631
  1,345,000    California St. Dept. of Veteran Affairs, Home Purchase Rev., Ser. C ......    4.200     12/01/99       1,346,995
    802,000    University of California, Regents COP, Ser. A ............................    3.350     01/01/00         799,995
-----------                                                                                                        ------------
$14,791,000    TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
-----------    (Amortized Cost $14,890,457) .............................................                          $ 14,890,457
                                                                                                                   ------------

                                                                                                                             33

CALIFORNIA TAX-FREE MONEY FUND (Continued)
===============================================================================================================================
 Principal                                                                                  Coupon     Maturity        Market
  Amount       Floating & Variable Rate Demand Notes-- 62.4%                                 Rate        Date          Value
-------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000    Newport Beach, CA, Rev., Ser. A (Hoag Memorial Hosp.) ....................    5.100%    01/01/99    $  2,000,000
  1,000,000    Newport Beach, CA, Rev., Ser. 1992 (Hoag Memorial Hosp.) .................    5.100     01/01/99       1,000,000
  1,800,000    Newport Beach, CA, Rev., Ser. B (Hoag Memorial Hosp.) ....................    5.100     01/01/99       1,800,000
    100,000    Irvine Ranch, CA, Water Dist., Ser. 1985B ................................    5.000     01/01/99         100,000
  1,400,000    Los Angeles Co., CA, Public Works Fin. Lease Rev., Ser. 1996B ............    5.350     01/01/99       1,400,000
  2,000,000    Los Angeles, CA, MFH Rev. (Oakwood Apts.) ................................    5.250     01/05/99       2,000,000
  1,600,000    Vacaville, CA, IDA IDR (Leggett & Platt, Inc.) ...........................    4.100     01/06/99       1,600,000
  3,000,000    San Rafael, CA, IDR, Ser. 1984 (Phoenix American, Inc.) ..................    4.500     01/06/99       3,000,000
  1,500,000    Ontario, CA, Rev., Ser. A (Redev. Agcy. Housing Fin.) ....................    5.300     01/06/99       1,500,000
  1,000,000    Montebello, CA, COP, Ser. 1997 (Montebello Public Impt. Corp.) ...........    5.000     01/06/99       1,000,000
    240,000    California St. Cmntys. Dev. Auth. Rev. (Marko Products) ..................    4.800     01/06/99         240,000
    260,000    California St. Cmntys. Dev. Auth. Rev. (Jaygee Reality Co. Proj.) ........    4.850     01/06/99         260,000
  2,000,000    ABN AMRO Munitops (San Diego, CA) ........................................    4.070     01/06/99       2,000,000
    560,000    California St. Cmntys. Dev. Auth. Rev. (Michigan Hanger) .................    4.800     01/06/99         560,000
  2,000,000    Rancho, CA, Water Dist. Fin. Rev., Ser. 1998A ............................    3.750     01/06/99       2,000,000
  1,000,000    Abag Fin. Auth. Nonprofit Corps. MFH Rev .................................    4.650     01/06/99       1,000,000
  1,300,000    San Bernardino Co., CA, Capital Impt. Refinancing Proj. Rev ..............    3.930     01/07/99       1,300,000
  1,000,000    San Bernardino Co., CA, COP ..............................................    4.500     01/07/99       1,000,000
    900,000    San Bernardino, CA, IDR (LaQuinta Motor Inns) ............................    4.100     01/07/99         900,000
  1,600,000    Alameda Co., CA, IDR (Dicon Fiberoptics, Inc., Proj. A) ..................    4.100     01/07/99       1,600,000
  1,500,000    Hanford, CA, Sewer Rev., Ser. A ..........................................    4.500     01/07/99       1,500,000
    100,000    California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.) ...................    3.250     01/15/99         100,000
  3,100,000    California PCR Fin. Auth., Ser. 1983 (Southdown, Inc.) ...................    3.250     01/15/99       3,100,000
-----------                                                                                                        ------------
$30,960,000    TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
-----------    (Amortized Cost $30,960,000) .............................................                          $ 30,960,000
                                                                                                                   ------------

===============================================================================================================================
 Principal                                                                                  Coupon     Maturity       Market
   Amount      Commercial Paper -- 8.1%                                                      Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$ 1,300,000    California PCR (PG&E) ....................................................    2.950%    01/22/99    $  1,300,000
  2,700,000    San Francisco, CA, Airport, Ser. 1997B ...................................    2.850     02/16/99       2,700,000
-----------                                                                                                        ------------
$ 4,000,000    TOTAL COMMERCIAL PAPER
-----------    (Amortized Cost $4,000,000) ..............................................                          $  4,000,000
                                                                                                                   ------------

$49,751,000    TOTAL INVESTMENTS AT VALUE-- 100.4%
===========    (Amortized Cost $49,850,457) .............................................                          $ 49,850,457

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.4)% ...........................                              (198,661)
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $ 49,651,796
                                                                                                                   ============

See accompanying notes to financial statements and notes to portfolios of investments.

34

OHIO TAX-FREE MONEY FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Fixed Rate Revenue & General Obligation Bonds -- 30.9%                        Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  1,450,000   Seneca Co., OH, Bldg. Acq. & Renovation GO BANS ..........................    3.700%    01/19/99    $  1,450,175
   1,500,000   Pickerington, OH, LSD School Impt. GO BANS ...............................    4.040     01/22/99       1,500,286
     710,000   Wood Co., OH, Regional Water & Sewer GO BANS .............................    4.100     01/22/99         710,058
     850,000   Marysville, OH, Various Purpose GO BANS ..................................    4.070     01/28/99         850,163
   3,239,377   Toledo, OH, CSD Energy Conserv. GO BANS ..................................    4.000     01/29/99       3,239,855
     600,000   North Ridgeville City, OH, Waterworks Sys. Impt. GO BANS .................    4.200     02/03/99         600,130
   1,190,000   Marion Co., OH, Human Services Bldg. Impt. GO BANS .......................    4.100     02/10/99       1,190,376
   1,200,000   South Euclid-Lyndhurst, OH, CSD Energy Conserv. GO BANS ..................    3.980     02/11/99       1,200,298
   1,000,000   Mason, OH, CSD GO BANS, Ser. 1998A .......................................    4.020     02/18/99       1,000,533
   2,000,000   Van Wert Co., OH, Jail Construction GO BANS ..............................    3.930     02/18/99       2,000,329
     950,000   Ottawa Co., OH, Port Auth. Fac. GO BANS ..................................    3.980     02/23/99         950,372
   4,040,000   Southern Ohio LSD Sch. Impt. GO BANS .....................................    4.300     02/25/99       4,042,658
   1,130,000   Akron, OH, Waterworks Rev ................................................    3.650     03/01/99       1,130,000
     500,000   Ohio St. Bldg. Auth. Rev., Ser. A ........................................    7.150     03/01/99         502,685
   1,050,000   Salem, OH, CSD School Impt. GO BANS, Ser. 1998 ...........................    3.900     03/04/99       1,050,343
   3,960,000   American Municipal Power Sys. Impt. BANS (City of Wadsworth Proj.) .......    3.850     03/17/99       3,960,000
   1,650,000   Shaker Heights, OH, CSD School Impt. GO BANS .............................    3.625     03/19/99       1,649,604
     300,000   New Knoxville, OH, LSD School Impt. GO BANS ..............................    4.070     03/25/99         300,144
   1,800,000   American Municipal Power Sys. Impt. BANS (Lodi Village Proj.) ............    3.875     03/25/99       1,800,000
   1,266,000   Crestline VIllage, OH, Capital Fac. GO BANS, Ser. 1998 ...................    4.250     04/07/99       1,266,639
     900,000   Allen Co., OH, Bath Township Ditch GO BANS ...............................    4.100     04/13/99         900,727
   1,000,000   Lakewood, OH, Local School Dist. Impt. GO BANS ...........................    4.000     04/15/99       1,002,547
     700,000   Marysville, OH, Various Purpose GO BANS ..................................    3.910     04/15/99         700,504
   2,000,000   Wynford, OH, GO BANS, Ser. 1998 ..........................................    3.950     04/15/99       2,002,803
   3,300,000   Hebron Village, OH, Sanitary Sewer Sys. Rev., Ser. 1998 ..................    4.580     04/15/99       3,305,237
   2,000,000   City of East Cleveland, OH School Dist. Impt. GO BANS ....................    3.875     04/27/99       2,003,289
   1,000,000   Ohio St. Pub. Fac. Higher Educ. Rev., Ser. II-A ..........................    4.750     05/01/99       1,003,355
   1,250,000   Marysville, OH, Various Purpose GO BANS ..................................    4.160     05/06/99       1,251,067
   1,150,000   Ross Co., OH, Bldg. Acq. GO BANS .........................................    4.000     05/19/99       1,150,000
     450,000   Springboro, OH, GO BANS ..................................................    4.240     06/01/99         451,519
     305,000   Franklin Co., OH, Holy Cross Health Sys. Corp. Rev .......................    4.250     06/01/99         305,706
   1,200,000   Muskingum Co., OH, Juvenile Detention GO BANS ............................    3.650     06/03/99       1,201,977
   2,000,000   Summit Co., OH, Various Purpose GO BANS, Ser. 1998A ......................    4.500     06/03/99       2,006,112
   1,000,000   Norwalk City, OH, Street Impt. GO BANS (Downtown Rental Proj.) ...........    4.000     06/10/99       1,000,715
   2,500,000   Hamilton City, OH, Various Purpose GO BANS, Ser. 1998 ....................    3.750     06/11/99       2,500,000
   2,000,000   Dayton, OH, Airport Impt. GO BANS, Ser. 1998 .............................    3.650     06/15/99       2,001,584
   2,560,000   Marysville, OH, Various Purpose GO BANS ..................................    3.850     06/15/99       2,562,816
   2,650,000   Obetz Village, OH, Street Impt. GO BANS ..................................    4.170     06/15/99       2,652,616
   1,870,000   St. Mary's City, OH, Sanitation Impt. GO BANS ............................    4.200     06/15/99       1,872,440
   1,100,000   Van Wert City, OH, Sewer Sys. Impt. GO BANS ..............................    4.150     06/17/99       1,101,453
     410,000   Parma, OH, CSD School Impt. GO BANS ......................................    3.850     06/24/99         410,000
   1,640,000   Clark Co., OH, Various Purpose GO BANS ...................................    4.150     06/24/99       1,642,635
     820,000   Columbus, OH, GO (Police/Fireman Disability) .............................    4.000     07/15/99         821,484
     800,000   Miami Co., OH, Bldg. Impt. GO BANS .......................................    3.800     07/15/99         801,864
   2,100,000   American Municipal Power Sys. Impt. BANS (Monepelier Villa GE Proj.) .....    3.950     07/15/99       2,100,000
   1,200,000   Sandusky Co., OH, Various Purpose GO BANS ................................    4.125     07/29/99       1,202,948
     927,500   Mason-Deerfield, OH, Joint Fire Dist. GO BANS, Ser. 1998 .................    4.000     08/05/99         927,500
   2,500,000   Ottawa Co., OH, Regional Water Sys. Impt. GO BANS ........................    4.000     08/06/99       2,504,578
     625,000   Lake Co., OH, Hosp. Fac. Rev., Ser. 1998 (Lake Hosp. Sys.) ...............    4.000%    08/15/99         626,497

                                                                                                                             35

OHIO TAX-FREE MONEY FUND (Continued)
===============================================================================================================================
 Principal                                                                                  Coupon    Maturity        Market
   Amount      Fixed Rate Revenue & General Obligation Bonds -- 30.9%                        Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   American Municipal Power Sys. Impt. BANS (City of Bryan Proj.) ...........    3.850     08/27/99    $  3,000,000
     520,000   Washington Co., OH, Hosp. Impt. Rev. (Marietta Area Health) ..............    4.000     09/01/99         521,339
     375,000   Springboro City, OH, Clear Creek Park Impt. GO BANS ......................    4.150     09/02/99         375,601
     900,000   Springboro, OH, Street Impt. GO BANS (South Tech. Bus. Park) .............    4.050     09/09/99         902,086
   1,000,000   Loveland, OH, Real Estate Acq. GO BANS ...................................    3.860     09/09/99       1,001,393
   1,000,000   American Municipal Power Sys. Impt. BANS (Bowling Green) .................    3.800     09/10/99       1,000,000
     200,000   American Municipal Power Sys. Impt. BANS (Bowling Green) .................    3.800     09/10/99         200,000
     500,000   Ravena Township, OH, Twp. Hall and Garage GO BANS ........................    4.050     09/15/99         501,186
   2,440,000   Muskingum Co., OH, Various Purpose GO BANS ...............................    3.800     09/22/99       2,445,111
   1,475,000   Mayfield Village, OH, Various Purpose GO BANS ............................    3.650     09/28/99       1,477,299
   1,000,000   Ohio St. Bldg. Auth. Rev., Ser. C, Prerefunded @ 103 .....................    7.200     10/01/99       1,056,555
     500,000   Gallia Co., OH, Hosp. Fac. Rev. (Holzer Med. Center) .....................    3.300     10/01/99         500,000
     600,000   Beachwood, OH, Street & Sewer Impt. GO BANS ..............................    3.750     10/07/99         601,104
     550,000   Van Wert Co., OH, Various Purpose GO BANS ................................    3.800     10/13/99         551,658
   1,945,400   Jackson Co., OH, Various Purpose GO BANS, Ser. 1998 ......................    3.620     10/14/99       1,950,108
   2,000,000   Lucas Co., OH, Metro Sewer & Water Dist. Rev., Ser. 1998 .................    3.625     10/20/99       2,005,024
   2,300,000   American Municipal Power Sys. Impt. BANS (Pioneer Village Proj.) .........    3.400     11/05/99       2,300,000
   1,065,000   Marysville, OH, Various Purpose GO BANS ..................................    3.510     11/18/99       1,067,357
   2,000,000   Summit Co., OH, Various Purpose GO BANS, Ser. 1998 .......................    3.625     11/18/99       2,012,383
   3,500,000   Hamilton Co., OH, Real Estate Acq. Rev. BANS (Hamilton Enterprise Park Proj.) 3.260     11/18/99       3,507,747
   1,000,000   Belmont Co., OH, Sanitary Sewer Impt. GO BANS ............................    3.510     11/23/99       1,002,248
   1,545,000   Marion Co., OH, Various Purpose GO BANS ..................................    3.470     11/23/99       1,547,939
     580,000   Muskingum Co., OH, Brandywine Blvd. Extension GO BANS ....................    3.650     11/30/99         581,405
   2,000,000   Eastern Ohio Regional Wastewater Auth., Wastewater Impt. Rev. BANS .......    4.200     12/02/99       2,005,743
   2,000,000   American Municipal Power Sys. Impt. BANS .................................    3.400     12/03/99       2,000,000
   1,000,000   Logan Co., OH, Sanitary Sewer Sys. Impt. GO BANS .........................    3.640     12/15/99       1,002,675
     810,000   Mahoning Valley, OH, Sanitation Dist. Rev ................................    4.000     12/15/99         816,783
------------                                                                                                       ------------
$108,148,277   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
------------   (Amortized Cost $108,341,365) ............................................                          $108,341,365
                                                                                                                   ------------

===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
   Amount      Floating and Variable Rate Demand Notes -- 62.0%                              Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    500,000   Ohio St. Higher Educ. Fac. Rev. (John Carroll University) ................    4.350%    01/04/99    $    500,000
     500,000   Franklin Co., OH, Health Sys. Rev. (St. Anthony Medical Center) ..........    4.900     01/04/99         500,000
     100,000   Ohio St. Water Dev. Auth. Impt. Rev., Ser. 1996B (Mead Corp.) ............    4.900     01/04/99         100,000
   1,950,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1985B (CG&E) ..................    5.200     01/04/99       1,950,000
  14,000,000   Hamilton Co., OH, Health Sys. Rev. (Franciscan Sisters) ..................    6.000     01/04/99      14,000,000
   1,100,000   Ohio St. PCR (Sohio Air Proj.) ...........................................    5.000     01/04/99       1,100,000
   1,210,000   Ohio St. PCR (Sohio Water Proj.) .........................................    5.000     01/04/99       1,210,000
   9,000,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. A (CG&E) ......................    5.000     01/04/99       9,000,000
   2,200,000   Ohio St. Air Quality Dev. Auth. Rev., Ser. 1995A (CG&E) ..................    5.200     01/04/99       2,200,000
     375,000   Franklin Co., OH, IDR (BOA Ltd. Proj.) ...................................    3.800     01/04/99         375,000
     500,000   Ohio St. Env. Impt. Rev. (U.S. Steel Corp.) ..............................    3.500     01/04/99         500,000
   3,100,000   Delaware Co., OH, IDR (Radiation Sterilizers, Inc.) ......................    3.500     01/04/99       3,100,000
   1,765,000   Franklin Co., OH, IDR (Capitol South) ....................................    3.800     01/04/99       1,765,000
   3,885,000   Cuyahoga Co., OH, IDR (S&R Playhouse Realty) .............................    3.500     01/04/99       3,885,000
   2,900,000   Muskingum Co., OH, IDR (Elder-Beerman) ...................................    3.500     01/04/99       2,900,000
   1,300,000   Franklin Co., OH, IDR (Jacobsen Stores) ..................................    3.800     01/04/99       1,300,000
   2,200,000   Cuyahoga Co., OH, Educ. Fac. Rev., Ser. 1998
               (United Cerebral Palsy Assoc.) ...........................................    4.050     01/06/99       2,200,000
   3,200,000   Hamilton Co., OH, Hosp. Fac. Rev., Ser. E
               (Health Alliance of Greater Cincinnati) ..................................    4.050%    01/06/99       3,200,000

36

OHIO TAX-FREE MONEY FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
   Amount      Floating and Variable Rate Demand Notes -- 62.0%                              Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    950,000   Centerville, OH, Health Care Rev. (Bethany Memorial) .....................    4.100     01/06/99    $    950,000
   3,000,000   Cuyahoga Co., OH, Hosp. Rev., Ser. 1997C
               (Cleveland Clinic Foundation) ............................................    4.100     01/06/99       3,000,000
   1,700,000   Lorain Co., OH, IDR (EMH Med. Ctr. Proj.) ................................    4.050     01/06/99       1,700,000
   1,000,000   Butler Co., OH, IDR (Phillip Morris Co.) .................................    4.300     01/06/99       1,000,000
   1,245,000   Greene Co., OH, Health Care Fac. Rev. (Green Oaks Proj.) .................    4.050     01/06/99       1,245,000
   2,240,000   Erie Co., OH, IDR (Toft Dairy, Inc.) .....................................    4.050     01/06/99       2,240,000
     715,000   Orrville, OH, Hosp. Fac. Rev., Ser. 1990 (Orrville Hosp.) ................    4.000     01/06/99         715,000
   3,000,000   Clinton Co., OH, Hosp. Rev. (Ohio Hospital Cap., Inc.) ...................    4.000     01/06/99       3,000,000
   2,000,000   Montgomery Co., OH, EDR (Dayton Art Institute) ...........................    4.150     01/06/99       2,000,000
   7,000,000   ABN AMRO Munitops Trust Certificates 1998-18 (Cleveland Water Works) .....    4.100     01/06/99       7,000,000
     865,000   Monroe, OH, IDR, Ser. 1985 (Magnode Corp.) ...............................    3.800     01/06/99         865,000
     900,000   Wyandot Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) .........................    4.100     01/06/99         900,000
   3,500,000   Summit, OH, Civic Fac., Ser. 1997 (YMCA Proj.) ...........................    4.050     01/06/99       3,500,000
   4,000,000   Lorain Co., OH, Hosp. Fac. Rev., Ser. 1998A (Catholic Healthcare Partners)    3.950     01/06/99       4,000,000
     885,000   Cuyahoga Co., OH, IDR (Pleasant Lake Assoc.) .............................    4.050     01/06/99         885,000
   2,050,000   Summit Co., OH, IDR (Bowery Assoc.) ......................................    4.050     01/06/99       2,050,000
     900,000   Meigs Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ...........................    4.100     01/06/99         900,000
     494,000   Lorain Co., OH, IDR, Ser. C (Kindercare) .................................    4.150     01/06/99         494,000
     300,000   Medina, OH, IDR (Kindercare) .............................................    4.150     01/06/99         300,000
     900,000   Delaware Co., OH, IDR, Ser. 1985 (MRG Ltd. Proj.) ........................    4.100     01/06/99         900,000
     375,000   Hudson Village, OH, IDR, Ser. A (Kindercare) .............................    4.150     01/06/99         375,000
     885,000   Huron Co., OH, Rev. (Norwalk Furniture Corp.) ............................    4.050     01/06/99         885,000
     520,000   Montgomery Co., OH, Health Care Rev., Ser. A
               (Dayton Area MRI Consortium) .............................................    4.050     01/06/99         520,000
     555,000   Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993A
               (Hospice of the Western Reserve) .........................................    4.050     01/06/99         555,000
     340,000   Montgomery Co., OH, IDR (Kindercare) .....................................    4.150     01/06/99         340,000
     437,000   Stark Co., OH, IDR, Ser. D (Kindercare) ..................................    4.150     01/06/99         437,000
     935,000   Lucas Co., OH, IDR, Ser. D (Kindercare) ..................................    4.150     01/06/99         935,000
     564,000   Franklin Co., OH, IDR, Ser. D (Kindercare) ...............................    4.150     01/06/99         564,000
   1,980,000   Defiance Co., OH, IDR (Isaac Property Proj.) .............................    4.050     01/06/99       1,980,000
   1,000,000   Morrow Co., OH, IDR (Field Container Corp.) ..............................    4.050     01/06/99       1,000,000
     287,000   Middletown, OH, IDR, Ser. A (Kindercare) .................................    4.150     01/06/99         287,000
   3,500,000   Ohio St. Higher Educ. Fac. Rev. (Kenyon College Proj.) ...................    4.150     01/06/99       3,500,000
     375,000   Wadsworth, OH, IDR (Kindercare) ..........................................    4.150     01/06/99         375,000
   1,750,000   Cuyahoga Co., OH, Health Care Fac. Rev., Ser. 1993B
               (Hospice of the Western Reserve) .........................................    4.050     01/06/99       1,750,000
   1,390,000   Village of Andover, OH, Health Care Rev., Ser. 1996 (D&M Realty Proj.) ...    4.050     01/06/99       1,390,000
   1,900,000   Ashland Co., OH, Hosp. Fac. Rev., Ser. 1989 (Good Shepherd Home) .........    4.000     01/06/99       1,900,000
   1,000,000   Toledo, OH, City Service Special Assessment ..............................    4.000     01/06/99       1,000,000
   1,270,000   Franklin Co., OH, Health Care Fac. Rev. (Lifeline Organ Procurement) .....    4.050     01/07/99       1,270,000
     468,000   Cleveland, OH, Parking Fac. Rev ..........................................    4.100     01/07/99         468,000
   2,380,000   Franklin Co., OH, EDR (Dominican Sisters) ................................    4.050     01/07/99       2,380,000
     905,000   Ohio St. Water Dev. Auth. Impt. Rev ......................................    4.100     01/07/99         905,000
   4,430,000   Trumbull Co., OH, Health Care Fac. Rev. (Shepherd of the Valley) .........    4.050     01/07/99       4,430,000
     510,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ....................    4.050     01/07/99         510,000
     100,000   Marion Co., OH, Hosp. Impt. Rev. (Pooled Lease Proj.) ....................    4.050     01/07/99         100,000
   3,800,000   Montgomery Co., OH, Ltd. Oblig. Rev., Ser. 1996
               (St. Vincent de Paul Proj.) ..............................................    4.200     01/07/99       3,800,000
   7,305,000   Lima, OH, Hosp. Fac. & Impt. Rev., Ser. 1996 (Lima Memorial Hosp.) .......    4.050     01/07/99       7,305,000
   1,515,000   Mahoning Co., OH (Ohio Heart Institute) ..................................    4.050     01/07/99       1,515,000
   3,200,000   Butler Co., OH, Hosp. Fac. Rev., Ser. 1998A
               (Berkeley Square Retirement Cntr. Proj.) .................................    4.050     01/07/99       3,200,000
     425,000   Akron, Bath & Copley, OH, Joint Twnsp. Hosp. Rev .........................
               (Visiting Nurse Svcs. Proj.) .............................................    4.100%    01/07/99         425,000

                                                                                                                             37

OHIO TAX-FREE MONEY FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Floating and Variable Rate Demand Notes -- 62.0%                              Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    300,000   Lucas Co., OH, Rev. (Sunshine Children's Home) ...........................    4.100     01/07/99    $    300,000
   3,600,000   Ashtabula Co., OH, Hosp. Fac. Rev., Ser. 1995
               (Ashtabula Co. Med. Ctr. Proj.) ..........................................    4.050     01/07/99       3,600,000
   1,150,000   Franklin Co., OH, IDR (Ohio Girl Scouts) .................................    4.050     01/07/99       1,150,000
   1,560,000   Allen Co., OH, Health Care Fac. Rev. (Mennonite Memorial Home Proj.) .....    4.000     01/07/99       1,560,000
   1,900,000   Summit Co., OH, Health Care Fac. Rev., Ser. 1997 (Evant, Inc. Proj.) .....    4.100     01/07/99       1,900,000
   1,700,000   Clinton Co., OH, Hosp. Rev. (Clinton Memorial Hosp.) .....................    4.100     01/07/99       1,700,000
   5,575,000   Sharonville, OH, IDR (Duke Realty Proj.) .................................    4.050     01/07/99       5,575,000
   5,000,000   Hamilton Co., OH, Fac. Rev., Ser. 1997A (Episcopal Retirement Homes) .....    4.050     01/07/99       5,000,000
   1,600,000   Warren Co., OH, IDR (Liquid Container Proj.) .............................    4.050     01/07/99       1,600,000
   3,555,000   Montgomery Co., OH, Health Care Rev. (Comm. Blood Ctr. Proj.) ............    4.050     01/07/99       3,555,000
   8,000,000   Franklin Co., OH, IDR (Berwick Steel) ....................................    5.000     01/07/99       8,000,000
   1,000,000   Franklin Co., OH, Hosp. Rev. (U.S. Health Corp.) .........................    4.050     01/07/99       1,000,000
   4,400,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ............................    4.050     01/07/99       4,400,000
     400,000   Franklin Co., OH, IDR (Columbus College) .................................    4.050     01/07/99         400,000
     900,000   Rickenbacker, OH, Port. Auth. Rev. (Rickenbacker Holdings, Inc.) .........    4.050     01/07/99         900,000
   4,900,000   Ohio St. Higher Educ. Fac. Rev. (Pooled Fin.) ............................    4.050     01/07/99       4,900,000
   5,300,000   Hamilton Co., OH, Hosp. Fac. Rev., Ser. 1997A (Children's Hosp. Med. Ctr.)    4.000     01/07/99       5,300,000
   1,955,000   Mahoning Co., OH, Health Care Fac. Rev. (Copeland Oaks) ..................    4.050     01/07/99       1,955,000
     590,000   Ohio St. IDR, Ser. 1994 (A.M. Castle & Co. Proj.) ........................    4.450     01/07/99         590,000
   2,000,000   Geauga Co., OH, Health Care Fac. Rev., Ser. 1998A (Heather Hill Proj.) ...    4.100     01/07/99       2,000,000
   3,500,000   Delaware Co., OH, Health Care Fac. Rev.,
               Ser. 1998 (Sarah Moore Home Proj.) .......................................    4.150     01/07/99       3,500,000
   3,950,000   Franklin Co., OH, EDR, Ser. 1998 (Unity Resource Center Proj.) ...........    4.050     01/07/99       3,950,000
   3,000,000   Hamilton OH, MFH Rev., Ser. A (Knollwood Village Apts.) ..................    4.050     01/07/99       3,000,000
   2,000,000   Hamilton OH, MFH Rev. (Knollwood Village Apts.) ..........................    4.050     01/07/99       2,000,000
   2,690,000   Hancock Co., OH, MFM Rev., Ser. A (Crystal Glen Apts. Proj. Phase II) ....    4.050     01/07/99       2,690,000
     610,000   Pike Co., OH, EDR (Pleasant Hill) ........................................    4.050     01/07/99         610,000
   1,178,900   Hamilton Co., OH, EDR, Ser. 1995 (Cincinnati Assoc. for the Performing Arts)  4.050     01/07/99       1,178,900
     405,000   Lucas Co., OH, IDR (Associates Proj.) ....................................    4.150     01/07/99         405,000
     535,000   Summit Co., OH, IDR (Go-Jo Indust., Inc. Proj.) ..........................    4.050     01/07/99         535,000
   2,000,000   Franklin Co., OH, IDR (Alco Standard Corp.) ..............................    4.100     01/07/99       2,000,000
   4,800,000   Ohio St., EDR, Ser. 1983 (Court St. Ctr. Assoc. Ltd. Proj.) ..............    4.100     01/07/99       4,800,000
   1,750,000   Westlake, OH, IDR (Nordson Co.) ..........................................    4.150     01/07/99       1,750,000
   2,000,000   Cuyahoga Co., OH, IDR, Ser. 1989 (Motch Corp. Proj.) .....................    4.200     01/07/99       2,000,000
   1,400,000   Hamilton Co., OH, IDR (ADP System) .......................................    3.500     01/15/99       1,400,000
------------                                                                                                       ------------
$216,733,900   TOTAL FLOATING AND VARIABLE RATE DEMAND NOTES
------------   (Amortized Cost $216,733,900) ............................................                          $216,733,900
                                                                                                                   ------------
38

OHIO TAX-FREE MONEY FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Adjustable Rate Put Bonds -- 6.4%                                             Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    615,000   Riverside, OH, EDR (Riverside Assoc. Ltd. Proj.) .........................    3.600%    03/01/99    $    615,000
   4,740,000   Cuyahoga Co., OH, IDR (Halle Office Building) ............................    3.790     04/01/99       4,740,000
     165,000   Franklin Co., OH, IDR (Pan Western Life) .................................    3.650     04/01/99         165,000
   1,390,000   Clermont Co., OH, EDR (John Q. Hammons Proj.) ............................    3.400     05/01/99       1,390,000
     580,000   Franklin Co., OH, IDR (GSW Proj.) ........................................    3.250     05/01/99         580,000
   3,030,000   Ohio St. HFA MFH (Lincoln Park) ..........................................    3.600     05/01/99       3,030,000
   3,570,000   Richland Co., OH, IDR (Mansfield Sq. Proj.) ..............................    3.100     05/15/99       3,570,000
     585,000   Cuyahoga Co., OH, Health Care Rev ........................................    3.400     06/01/99         585,000
   2,215,000   Franklin Co., OH, IDR (Leveque & Assoc. Proj.) ...........................    3.000     06/01/99       2,215,000
     875,000   Scioto Co., OH, Health Care Rev. (Hillview Retirement) ...................    3.000     06/01/99         875,000
     940,000   Gallia Co., OH, IDR (Jackson Pike Assoc.) ................................    3.000     06/15/99         940,000
   2,495,000   Perry Co., OH, Nursing Fac. Rev., Ser. 1996
               (New Lexington Health Corp. Proj.) .......................................    4.000     09/01/99       2,495,000
   1,195,000   Miami Valley Tax-Exempt Mtg. Bond Trust ..................................    4.880     10/15/99       1,195,000
------------                                                                                                       ------------
$ 22,395,000   TOTAL ADJUSTABLE RATE PUT BONDS
------------   (Amortized Cost $22,395,000) .............................................                          $ 22,395,000
                                                                                                                   ------------

===============================================================================================================================
  Principal                                                                                  Coupon    Maturity       Market
   Amount      Commercial Paper -- 0.8%                                                       Rate       Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  3,000,000   Lorain Co., OH ...........................................................    2.950%    02/04/99    $  3,000,000
------------                                                                                                       ------------
               TOTAL COMMERCIAL PAPER
               (Amortized Cost $3,000,000)

$350,277,177   TOTAL INVESTMENTS AT VALUE-- 100.1%
============   (Amortized Cost $350,470,265) ............................................                          $350,470,265

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% ...........................                              (288,354)
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $350,181,911
                                                                                                                   ============

See accompanying notes to financial statements and notes to portfolios of investments.

                                                                                                                             39

FLORIDA TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
   Principal                                                                                Coupon     Maturity       Market
    Amount     Fixed Rate Revenue & General Obligation Bonds -- 14.8%                        Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    320,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. A ........................    5.400%    01/01/99    $    320,000
   1,000,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. A ........................    4.500     01/01/99       1,000,000
     185,000   Escambia Co., FL, Utilities Auth. Rev., Ser. 1998A .......................    3.600     01/01/99         185,000
     130,000   Live Oak, FL, Excise Tax Rev .............................................    4.950     01/01/99         130,000
     125,000   Escambia Co., FL, Health Fac. Auth. Rev ..................................
               (Azalea Trace, Inc.), Prerefunded @ 102 ..................................    9.250     01/01/99         127,500
     300,000   West Palm Beach, FL, GO, Prerefunded @ 102 ...............................    6.000     03/01/99         307,029
     500,000   Homestead, FL, Special Ins. Assessment Rev ...............................    4.750     03/01/99         501,315
     265,000   Osceola Co., FL, Gas Tax Rev .............................................    3.850     04/01/99         265,208
   1,000,000   Broward Co., FL, Educ. Fac. Auth. Rev., Prerefunded @ 102 ................    8.500     04/01/99       1,032,355
     360,000   Dade Co., FL, School Board COP, Ser. A ...................................    4.300     05/01/99         360,550
     220,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. D ........................    4.500     06/01/99         220,887
   1,000,000   Florida St. Board of Educ. Cap. Outlay GO, Ser. B ........................    6.500     06/01/99       1,012,550
   1,320,000   Broward Co., FL, COP, Master Lease Program ...............................    3.100     06/01/99       1,320,516
     490,000   Marion Co., FL, School Board COP, Ser. B .................................    3.000     06/01/99         489,858
     245,000   Jacksonville, FL, Elec. Auth. Rev., Ser. A
               (Baptist Med. Ctr.), Prerefunded @ 102 ...................................    7.300     06/01/99         252,457
     100,000   Florida St. PCR, Ser. X ..................................................    5.600     07/01/99         100,891
   2,500,000   Port St. Joe, FL, Cap. Impt. Rev. BANS, Ser. 1998 ........................    4.350     07/01/99       2,504,051
     325,000   Cape Coral, FL, GO, Prerefunded @ 102 ....................................    6.800     07/01/99         337,211
     100,000   Brevard Co., FL, School Board COP, Ser. A ................................    5.300     07/01/99         100,746
     200,000   Broward Co., FL, School Board COP ........................................    6.750     07/01/99         203,107
     100,000   Broward Co., FL, School Board COP ........................................    6.000     07/01/99         101,138
     100,000   Florida St. Div. Board Fin. Rev. (Dept. of Natural Resources) ............    4.600     07/01/99         100,640
     175,000   St. Johns Co., FL, School Board COP ......................................    4.400     07/01/99         176,022
     200,000   Miami-Dade Co., FL, School Board COP, Ser. A .............................    4.000     08/01/99         200,562
     250,000   Palm Beach Co., FL, School Board COP .....................................    5.375     08/01/99         253,093
     500,000   Palm Beach Co., FL, School Board COP .....................................    4.500     08/01/99         502,972
     100,000   Dade Co., FL, School Board COP ...........................................    4.625     08/01/99         100,492
     100,000   Florida St. Correctional Privatization COP (Bay Co. Proj.) ...............    4.625     08/01/99         100,810
     100,000   Florida St. Dept. Gen. Services Div. Facs. Mgmt. Rev., Ser. B ............    4.600     09/01/99         100,712
     150,000   Homestead, FL, Special Ins. Assessment Rev ...............................    4.750     09/01/99         151,069
     500,000   Dade Co., FL, Water & Sewer System Rev ...................................    4.750     10/01/99         506,211
     100,000   Jacksonville, FL, Elec. Auth. Rev ........................................    4.600     10/01/99         101,022
     100,000   Pinellas Co., FL, Resource Recovery Rev., Ser. A .........................    6.500     10/01/99         102,376
     155,000   Jacksonville, FL, Elec. Auth. Rev., Ser. 5
               (St. John's River), Prerefunded @ 100 ....................................    6.000     10/01/99         158,051
     500,000   Hillsborough Co., FL, Aviation Auth. Rev., Ser. B, Prerefunded @ 102 .....    7.000     10/01/99         522,483
------------                                                                                                       ------------
$ 13,815,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
------------   (Amortized Cost $13,948,884) .............................................                          $ 13,948,884
                                                                                                                   ------------

===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Rate       Floating & Variable Rate Demand Notes -- 67.1%                                Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  5,100,000   Jacksonville, FL, Health Fac. Auth. Rev., Ser. 1996 (Genesis Rehab. Hosp.)    4.750%    01/01/99    $  5,100,000
   3,400,000   Hillsborough Co., FL, IDA PCR (Tampa Elec.) ..............................    4.000     01/01/99       3,400,000
   4,000,000   Pinellas Co., FL, HFA Rev. (Pooled Hosp. Loan) ...........................    4.700     01/01/99       4,000,000
     500,000   Florida St. Board of Educ. Cap. Outlay Rev., Ser. 1997 ...................    5.000     01/01/99         500,000
   2,200,000   Manatee Co., FL, PCR (Florida Power & Light) .............................    4.700     01/01/99       2,200,000
   7,600,000   St. Lucie Co., FL, PCR (Florida Power & Light) ...........................    4.700     01/01/99       7,600,000
     400,000   Tampa Sports Auth. Rev. (Stadium Proj.) ..................................    5.000     01/01/99         400,000

40

FLORIDA TAX-FREE FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Rate       Floating & Variable Rate Demand Notes -- 67.1%                                Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  1,680,000   Putnam Co., FL, Dev. Auth. PCR (Florida Power & Light) ...................    4.700%    01/01/99    $  1,680,000
     875,000   Volusia Co., FL, HFA MFH Rev., Ser. H (Sun Pointe Apts.) .................    3.500     01/05/99         875,000
   1,900,000   Broward Co., FL, HFA MFH Rev. (Margate Investment Proj.) .................    3.750     01/06/99       1,900,000
     900,000   Eustis, FL, Multi-Purpose Rev ............................................    4.000     01/06/99         900,000
   2,000,000   Florida St. of Environmental Preservation 2000 Rev .......................    4.100     01/06/99       2,000,000
   2,000,000   Orange Co., FL, IDR, Ser. 1997 (Univ. of Central Florida Foundation) .....    3.600     01/06/99       2,000,000
     900,000   St. Petersburg, FL, HFA Rev., Ser. 97 (Menorah Manor Project) ............    4.000     01/06/99         900,000
   1,305,000   Florida HFA MFH Rev., Ser. EEE (Carlton Arms II Proj.) ...................    3.900     01/06/99       1,305,000
   1,300,000   Manatee Co., FL, HFA MFH Rev. (Harbour Proj. B) ..........................    4.200     01/06/99       1,300,000
     200,000   Clay Co., FL, HFA, MFH Rev. (Bluff Apts. Phase I) ........................    3.300     01/06/99         200,000
   2,000,000   ABN AMRO Munitops Cert. Trust 1998-8 (Dade Co., FL, Water & Sewer Sys. Rev.)  4.200     01/06/99       2,000,000
   2,000,000   ABN AMRO Munitops Cert. Trust 1998-9 (Florida Board of Educ., Ser. 1998) .    4.200     01/06/99       2,000,000
     225,000   Putnam Co., FL, Dev. Auth. PCR, Ser. H-1 (Seminole Elec. Coop.) ..........    4.050     01/06/99         225,000
     630,000   Putnam Co., FL, Dev. Auth. PCR, Ser. H-2 (Seminole Elec. Coop.) ..........    4.050     01/06/99         630,000
     400,000   Dade Co., FL, IDA Rev ....................................................    3.950     01/06/99         400,000
   1,000,000   Lee Co., FL, IDR Educ. Fac. Rev. (The Canterberury School Proj.) .........    4.000     01/06/99       1,000,000
   5,000,000   Dade Co., FL, Water & Sewer Sys. Rev .....................................    3.400     01/06/99       5,000,000
   2,800,000   Orange Co., FL, IDA Rev. (Trinity Prep School) ...........................    3.600     01/06/99       2,800,000
   2,000,000   Boca Raton, FL, IDR (Parking Garage) .....................................    4.370     01/07/99       2,000,000
   1,600,000   Plant City, FL, Hosp. Rev. (South Florida Baptist Hosp.) .................    4.050     01/07/99       1,600,000
   1,500,000   Marion Co., FL, HFA Rev. (Summer Trace Apts.) ............................    3.750     01/07/99       1,500,000
   1,500,000   Marion Co., FL, HFA Rev. (Paddock Place Proj.) ...........................    3.750     01/07/99       1,500,000
   1,300,000   Jacksonville, FL, Health Fac. Rev. (Faculty Practice Assoc.) .............    4.100     01/07/99       1,300,000
   1,000,000   Florida Housing Fin. Corp. MFH Rev., (South Pointe Proj.) ................    3.800     01/07/99       1,000,000
   1,000,000   Highlands Co., FL, Health Fac. Rev. (Adventist Sunbelt) ..................    3.950     01/07/99       1,000,000
   1,000,000   Jacksonville, FL, Health Fac. Rev. (River Garden) ........................    3.550     01/21/99       1,000,000
   1,350,000   Jacksonville, FL, Health Fac. Rev. (River Garden) ........................    3.600     01/21/99       1,350,000
------------                                                                                                       ------------
$ 62,565,000   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
------------   (Amortized Cost $62,565,000) .............................................                          $ 62,565,000
                                                                                                                   ------------

                                                                                                                             41

FLORIDA TAX-FREE FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
   Amount      Adjustable Rate Put Bonds -- 1.1%                                             Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  1,000,000   Putnam Co., FL, Dev. Auth. PCR, Ser. 1984D (Seminole Elec. Coop.) ........    3.150%    01/06/99    $  1,000,000
------------                                                                                                       ------------
               TOTAL ADJUSTABLE RATE PUT BONDS
               (Amortized Cost $1,000,000)

===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
   Amount      Commercial Paper -- 14.4%                                                     Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$  2,000,000   Pinellas Co., FL, Educ. Fac. Auth. Rev. (Pooled Loan Program) ............    3.150%    01/06/99    $  2,000,000
   1,500,000   St. Lucie Co., FL, Rev ...................................................    3.000     01/11/99       1,500,000
   4,300,000   Sarasota Co., FL, Pub. Hosp. Dist. Rev. (Sarasota Memorial Hosp.) ........    3.200     01/15/99       4,299,398
   3,000,000   Sunshine St. Govt. Fin. Comm. Rev., Ser. B ...............................    2.950     01/19/99       3,000,000
   2,500,000   Orange Co., FL, Health Fac. Auth. Rev ....................................    3.050     01/21/99       2,500,000
------------                                                                                                       ------------
$ 13,300,000   TOTAL COMMERCIAL PAPER
------------   (Amortized Cost $13,299,398) .............................................                          $ 13,299,398
                                                                                                                   ------------

$ 90,680,000   TOTAL INVESTMENTS AT VALUE-- 97.4%
============   (Amortized Cost $90,813,282) .............................................                          $ 90,813,282

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 2.6% .............................                             2,434,372
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $ 93,247,654
                                                                                                                   ============

See accompanying notes to financial statements and notes to portfolio of investments.

42

TAX-FREE INTERMEDIATE TERM FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity        Market
    Amount     Municipal Bonds -- 102.8%                                                     Rate        Date          Value
-------------------------------------------------------------------------------------------------------------------------------
               ARIZONA -- 3.0%
$    400,000   Arizona Educ. Loan Mkt. Corp. Rev., Ser. A ...............................    6.700%    03/01/00    $    413,588
     600,000   Maricopa Co., AZ, School Dist. Rev., Ser. 1991C (Tempe Elem.) ............    8.000     07/01/04         721,380
     300,000   Tucson, AZ, Water Dist. Rev ..............................................    9.750     07/01/10         444,090
                                                                                                                   ------------
                                                                                                                      1,579,058
                                                                                                                   ------------
               CALIFORNIA -- 2.4%
     455,000   Sacramento Co., CA, MFH ARPB (Fairway One Apts.) .........................    5.875     02/01/03         455,473
     500,000   Santa Monica, CA, Redev. Agy. Lease Rev ..................................    6.000     07/01/03         543,810
     250,000   California HFA Multi-Unit Rental Rev., Ser. B ............................    6.500     08/01/05         266,085
                                                                                                                   ------------
                                                                                                                      1,265,368
                                                                                                                   ------------
               COLORADO -- 0.6%
     300,000   Highland Ranch, CO, Metro Dist. GO, Ser. A ...............................    5.000     12/01/10         304,080
                                                                                                                   ------------

               FLORIDA -- 12.3%
     500,000   Florida HFA MFH ARPB, Ser. 1978B (Hampton Lakes II Proj.) ................    5.700     04/01/01         502,145
     750,000   Hillsborough Co., FL, Solid Waste Rev ....................................    5.500     10/01/06         809,790
     455,000   Pensacola, FL, Airport Rev., Ser. 1997B ..................................    5.400     10/01/07         492,010
   1,000,000   Pasco Co., FL, HFA MFH Rev., Ser. 1997B (Cypress Trail Apts.) ............    5.500     06/01/08       1,055,590
   1,345,000   Florida HFA MFA Sr. Lien, Ser. I-1 .......................................    6.100     01/01/09       1,422,445
   1,000,000   Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev., Ser. 1998A ........    4.800     04/01/10       1,011,640
     365,000   Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev., Ser. 1998A ........    5.000     04/01/11         372,756
     455,000   Tampa, FL, Health Sys. Rev., Ser. A-1 (Catholic Health East) .............    5.250     11/15/11         486,572
     365,000   Halifax Hosp. Medical Ctr., FL, Health Care Fac. Rev., Ser. 1998A ........    5.000     04/01/12         369,796
                                                                                                                   ------------
                                                                                                                      6,522,744
                                                                                                                   ------------
               GEORGIA -- 1.0%
     500,000   Savannah, GA, Hosp. Auth. Rev ............................................    5.250     07/01/13         521,970
                                                                                                                   ------------

               ILLINOIS -- 9.5%
     235,000   Harvard, IL, Health Care Fac. Rev., Ser. 1998 (Harvard Memorial Hosp.) ...    4.250     07/01/18         235,000
                                                                                                                   ------------

               INDIANA -- 0.4%
   3,185,000   Purdue University, IN, COP, Prerefunded @ 102 ............................    6.250     07/01/01       3,440,947
   1,000,000   Indiana Bond Bank Special Prog. Rev., Ser. A-1 ...........................    6.650     01/01/04       1,074,150
     500,000   Indiana HFA Multi-Unit Mtg. Prog. Rev., Ser. 1992A .......................    6.600     01/01/12         533,135
                                                                                                                   ------------
                                                                                                                      5,048,232
                                                                                                                   ------------
               IOWA -- 2.2%
     130,000   Cedar Rapids, IA, Hosp. Fac. Rev .........................................
               (St. Luke's Methodist Hosp.), Prerefunded @ 102 ..........................    6.000     08/15/03         142,396
     250,000   Iowa Student Loan Liquidity Corp. Rev ....................................    6.400     07/01/04         270,580
     345,000   Iowa HFA Rev .............................................................    6.500     07/01/06         365,634
     240,000   Iowa Student Loan Liquidity Corp. Rev ....................................    6.600     07/01/08         255,432
     120,000   Cedar Rapids, IA, Hosp. Fac. Rev. (St. Luke's Methodist Hosp.) ...........    6.000     08/15/09         132,889
                                                                                                                   ------------
                                                                                                                      1,166,931
                                                                                                                   ------------
               KENTUCKY -- 2.9%
     675,000   Owensboro, KY, Elec. Light & Power Rev., Prerefunded @ 102 ...............    10.250    01/01/00         734,724
     750,000   Kentucky St. Turnpike Auth. EDR (Revitalization Proj.) ...................    5.250     07/01/05         805,418
                                                                                                                   ------------
                                                                                                                      1,540,142
                                                                                                                   ------------

                                                                                                                             43

TAX-FREE INTERMEDIATE TERM FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Municipal Bonds -- 102.8%                                                     Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
               LOUISIANA -- 1.9%
$    440,000   Louisiana Public Fac. Auth. Rev. (Medical Ctr. of Louisiana) .............    6.000%    10/15/03    $    470,527
     500,000   West Ouachita Parish, LA, School Dist. GO, Ser. A ........................    6.700     03/01/06         540,500
                                                                                                                   ------------
                                                                                                                      1,011,027
                                                                                                                   ------------
               MASSACHUSETTS -- 2.9%
     500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992B .......................    6.600     09/01/02         540,490
     500,000   New England Educ. Loan Mkt. Corp. Rev., Ser. 1992A .......................    6.500     09/01/02         538,490
     450,000   Massachusetts St. Indust. Fin. Agy. Rev., Ser. 1997 (Hudner Assoc.) ......    5.000     01/01/08         468,868
                                                                                                                   ------------
                                                                                                                      1,547,848
                                                                                                                   ------------
               MICHIGAN -- 3.0%
   1,000,000   Michigan St. Bldg. Auth. Rev., Ser. II ...................................    6.400     10/01/04       1,085,110
     475,000   Battle Creek, MI, EDR (Kellogg Co. Proj.) ................................    5.125     12/01/09         492,817
                                                                                                                   ------------
                                                                                                                      1,577,927
                                                                                                                   ------------
               MISSISSIPPI -- 1.7%
     500,000   Mississippi Higher Educ. Rev., Ser. B ....................................    6.100     07/01/01         520,035
     335,000   Jackson, MS, GO ..........................................................    5.250     02/01/10         357,984
                                                                                                                   ------------
                                                                                                                        878,019
                                                                                                                   ------------
               NEBRASKA -- 1.1%
     590,000   Nebraska Invest. Fin. Auth. Rev., Ser. 1989
               (Foundation for Educ. Fund), Escrowed to Maturity ........................    7.000     11/01/09         606,078
                                                                                                                   ------------

               NEVADA -- 2.4%
   1,000,000   Las Vegas, NV, GO, Sewer Impt., Prerefunded @ 102 ........................    6.500     04/01/02       1,101,380
     185,000   Washoe Co., NV, GO .......................................................    7.375     07/01/09         192,443
                                                                                                                   ------------
                                                                                                                      1,293,823
                                                                                                                   ------------
               NEW YORK -- 1.0%
     500,000   New York Local Govt. Asst. Corp. Rev., Ser. 1991B, Prerefunded @ 102 .....    7.000     04/01/02         545,505
                                                                                                                   ------------

               NORTH CAROLINA -- 4.3%
   1,065,000   Durham, NC, COP, Prerefunded @ 102 .......................................    6.375     12/01/01       1,165,291
   1,000,000   Winston-Salem, NC, Water & Sewer Sys. Rev ................................    5.750     06/01/08       1,124,620
                                                                                                                   ------------
                                                                                                                      2,289,911
                                                                                                                   ------------

44

TAX-FREE INTERMEDIATE TERM FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
   Amount      Municipal Bonds -- 102.8%                                                     Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
               OHIO -- 31.1%
$    500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Bethesda Hosp.) .......................    7.000%    07/01/99    $    508,625
     700,000   Franklin Co., OH, Dev. & Ref. Rev., Ser. 1993 (American Chemical Soc.) ...    5.500     04/01/00         716,072
     500,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ....................    5.500     04/15/00         509,670
     625,000   Fairfield, OH, IDR ARPB (Skyline Chili, Inc.) ............................    5.000     09/01/00         626,294
     270,000   Warren Co., OH, Hosp. Fac. Rev. (Otterbein Home) .........................    7.000     07/01/03         295,812
   1,020,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Smith Steelite Proj.) .............    5.600     12/01/03       1,084,760
     500,000   Hamilton Co., OH, Hosp. Fac. Rev. (Episcopal Retirement Home) ............    6.600     01/01/04         538,935
     335,000   Ohio St. EDR Ohio Enterprise Bond Fd. (Cheryl & Co.) .....................    5.500     12/01/04         361,267
   1,005,000   Franklin Co., OH, Health Care Rev. (First Comm. Village) .................    6.000     06/01/06       1,075,471
     530,000   Toledo, OH, GO ...........................................................    6.000     12/01/06         596,785
     840,000   Kent State University General Receipts Rev ...............................    6.000     05/01/07         948,671
     710,000   Hamilton Co., OH, Health Care Fac. (Twin Towers) .........................    5.750     10/01/07         776,505
     500,000   Ohio St. IDR, Ser. 1997 (Bomaine Corporation Proj.) ......................    5.500     11/01/07         511,540
     749,067   Columbus, OH, Special Assessment GO ......................................    5.050     04/15/08         771,464
     800,000   West Clermont, OH, LSD GO ................................................    6.150     12/01/08         892,872
     930,000   Hamilton Co., OH, Health Care Fac. (Twin Towers) .........................    5.250     10/01/10         972,315
   1,000,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ....................    4.650     10/01/11       1,006,270
     875,000   Miami University, OH, General Receipts ...................................    4.400     12/01/11         869,435
     500,000   Jefferson Co., OH, County Jail Construction GO ...........................    4.900     12/01/11         522,155
   1,000,000   Franklin Co., OH, Rev. (Online Computer Library Ctr.) ....................    4.700     10/01/12       1,001,490
     520,000   Sycamore, OH, Comm. City School Dist. COP ................................    4.700     12/01/12         520,676
   1,365,000   Toledo, OH, GO ...........................................................    5.000     12/01/13       1,423,559
                                                                                                                   ------------
                                                                                                                     16,530,643
                                                                                                                   ------------
               PENNSYLVANIA -- 2.1%
     500,000   Pennsylvania St., IDR, Ser. A, Prerefunded @ 102 .........................    7.000     07/01/01         549,445
     500,000   Pennsylvania St., Higher Educ. Fac. Auth. Rev., Ser. A
               (Univ. of Pennsylvania Health Serv.) .....................................    6.000     01/01/06         555,260
                                                                                                                   ------------
                                                                                                                      1,104,705
                                                                                                                   ------------
               SOUTH CAROLINA -- 1.5%
     725,000   Richland-Lexington, SC, Airport Dist. Rev., Ser. 1995 (Columbia Metro.) ..    6.000     01/01/08         789,576
                                                                                                                   ------------

               TENNESSEE -- 7.1%
     525,000   Southeast, TN, Tax-Exempt Mtg. Trust ARPB, Ser. 1990 .....................    7.250     04/01/03         585,821
     500,000   Nashville, TN, Metro. Airport Rev., Ser. C ...............................    6.625     07/01/07         542,615
     500,000   Greater Dickson, TN, Gas Sys. & Impt. Rev., Ser. A .......................    4.500     01/01/11         497,710
   1,000,000   Nashville & Davidson Co., TN, Heatlh & Educ. Fac. Rev.,
               Ser. A (Vanderbilt Univ.) ................................................    5.000     10/01/11       1,038,980
   1,035,000   Johnson City, TN, Health & Educ. Fac. Rev. (Medical Center Hosp.) ........    5.500     07/01/13       1,123,058
                                                                                                                   ------------
                                                                                                                      3,788,184
                                                                                                                   ------------

                                                                                                                             45

TAX-FREE INTERMEDIATE TERM FUND (Continued)
===============================================================================================================================
   Principal                                                                                Coupon    Maturity        Market
    Amount     Municipal Bonds -- 102.8%                                                     Rate       Date          Value
-------------------------------------------------------------------------------------------------------------------------------
               TEXAS -- 7.6%
$    500,000   Houston, TX, Sr. Lien Rev., Ser. A
               (Hotel Tax & Parking Fac.), Prerefunded @ 100 ............................    7.000%    07/01/01    $    540,300
   1,000,000   Texas National Research Lab. Fin. Corp. Lease Rev., Prerefunded @ 102 ....    6.850     12/01/01       1,107,210
     500,000   N. Texas Higher Educ. Student Loan Rev., Ser. 1991A ......................    6.875     04/01/02         525,760
      50,000   N. Central, TX, Health Fac. Rev. (Baylor Health Care),
               Indexed INFLOS, Prerefunded @ 102 ........................................    7.470     05/15/02          55,512
     450,000   N. Central, TX, Health Fac. Rev. (Baylor Health Care), Indexed INFLOS ....    7.470     05/15/08         494,833
     267,543   Midland, TX, HFC Rev., Ser. A-2 ..........................................    8.450     12/01/11         292,588
      10,000   San Antonio, TX, Elec. & Gas Rev .........................................    5.000     02/01/12          10,547
     990,000   San Antonio, TX, Elec. & Gas Rev .........................................    5.000     02/01/12       1,011,810
                                                                                                                   ------------
                                                                                                                      4,038,560
                                                                                                                   ------------
               WISCONSIN -- 0.8%
     430,000   Wisconsin St. Health & Educ. Fac. Auth. Rev. (Agnesian Healthcare, Inc.) .    4.900     07/01/11         439,378
------------                                                                                                       ------------

$ 51,266,610   TOTAL MUNICIPAL BONDS-- 102.8%
============   (Amortized Cost $52,161,440) .............................................                          $ 54,624,709

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.8)% ...........................                            (1,481,897)
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $ 53,142,812
                                                                                                                   ============

See accompanying notes to financial statements and notes to portfolios of investments.

46

OHIO INSURED TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Fixed Rate Revenue & General Obligation Bonds -- 101.8%                        Rate       Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    200,000   Montgomery Co., OH, Hosp. Rev. (Sisters of Charity), Prerefunded @ 102 ...    6.625%    05/15/01    $    216,362
      30,000   Clermont Co., OH, Hosp. Fac. Rev., Ser. A
               (Mercy Health Sys.), Prerefunded @ 100 ...................................    7.500     09/01/01          32,939
     440,000   Ohio HFA SFM Rev., Ser. D ................................................    7.000     09/01/01         465,533
     460,000   Westerville, Minerva Park & Blendon, OH, Joint Hosp. Dist. Rev ...........
               (St. Ann's), Prerefunded @ 102 ...........................................    7.100     09/15/01         509,422
   1,000,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.), Prerefunded @ 102 .    6.733     09/25/01       1,093,070
     850,000   Alliance, OH, Waterworks Sys. Rev., Prerefunded @ 102 ....................    6.650     10/15/01         934,014
     500,000   Clermont Co., OH, Sewer Sys. Rev., Ser. 1991, Prerefunded @ 102 ..........    7.100     12/01/01         557,270
     461,000   Cleveland, OH, Waterworks Impt. Rev., Ser. 1992B
               (First Mtg.), Prerefunded @ 102 ..........................................    6.500     01/01/02         506,565
   1,000,000   Kent St. Univ. General Receipts Rev., Prerefunded @ 102 ..................    6.500     05/01/02       1,105,250
     500,000   Franklin Co., OH, Hosp. Rev., Ser. 1991 (Mt. Carmel), Prerefunded @ 102 ..    6.750     06/01/02         557,035
     500,000   Mahoning Co., OH, Hosp. Impt. Rev. (YHA, Inc.), Prerefunded @ 100 ........    7.000     10/15/02         539,450
     675,000   Reynoldsburg, OH, CSD GO, Prerefunded @102 ...............................    6.550     12/01/02         756,473
     142,000   Ohio St. Bldg. Auth. Rev. (Columbus St. Proj.), Prerefunded @ 100 ........    10.125    04/01/03         170,184
      33,000   Ohio St. Bldg. Auth. Rev. (Frank Lausch Proj.), Prerefunded @ 100 ........    10.125    04/01/03          39,545
     230,000   Summit Co., OH, GO, Ser. A, Prerefunded @ 100 ............................    6.900     08/01/03         259,826
     290,000   Alliance, OH, CSD GO .....................................................    6.900     12/01/06         320,395
     500,000   Mansfield, OH, Hosp. Impt. Rev. (Mansfield General) ......................    6.700     12/01/09         546,170
     250,000   Ohio St. Water Dev. Auth. & Impt. Rev., Ser. I, Escrowed to Maturity .....    7.000     12/01/09         296,555
     490,000   Ohio Capital Corp. MFH Rev., Ser. 1990A ..................................    7.500     01/01/10         513,834
     500,000   Hamilton, OH, Water Sys. Mtg. Rev., Ser. 1991A ...........................    6.400     10/15/10         542,005
     500,000   Butler Co., OH, Hosp. Fac. Rev. (Middletown Regional Hosp.) ..............    6.750     11/15/10         546,900
   1,000,000   Canton, OH, Waterworks Sys. GO, Ser. 1995 ................................    5.750     12/01/10       1,105,320
      39,000   Cleveland, OH, Waterworks Impt Rev., Ser. F (First Mtg.) .................    6.500     01/01/11          42,377
     255,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.), Escrowed to Maturity ....    9.000     06/01/11         332,158
     500,000   Greene Co., OH, Water Sys. Rev ...........................................    6.850     12/01/11         548,975
     365,000   Bexley, OH, CSD GO .......................................................    7.125     12/01/11         461,236
     600,000   Westerville, OH, Water Sys. Impt. GO .....................................    6.450     12/01/11         663,054
     530,000   Urbana, OH, Wastewater Impt. GO ..........................................    7.050     12/01/11         597,405
     500,000   Cleveland, OH, GO, Ser. A ................................................    6.375     07/01/12         552,500
     255,000   Summit Co., OH, GO, Ser. A ...............................................    6.900     08/01/12         278,304
     500,000   Worthington, OH, CSD GO ..................................................    6.375     12/01/12         545,680
     500,000   Strongsville, OH, CSD GO .................................................    5.375     12/01/12         546,005
     500,000   Summit Co., OH, Various Purpose GO .......................................    6.625     12/01/12         550,810
      95,000   Ohio St. Higher Educ. Fac. Comm. Rev .....................................    7.250     12/01/12         103,607
   1,095,000   West Clermont, OH, LSD GO ................................................    6.900     12/01/12       1,282,344
     500,000   Brunswick, OH, CSD GO ....................................................    6.900     12/01/12         549,800
   1,000,000   Lorain Co., OH, Hosp. Rev. (Catholic Health Care Partners) ...............    5.625     09/01/14       1,079,710
     500,000   Ohio St. Bldg. Auth Rev., Ser. 1994A (Juvenile Correctional Bldg.) .......    6.600     10/01/14         568,705
     460,000   Bedford Heights, OH, GO ..................................................    6.500     12/01/14         522,146
     290,000   Garfield Heights, OH, Various Purpose GO .................................    6.300     12/01/14         326,984
     530,000   Ottawa Co., OH, GO .......................................................    5.750     12/01/14         578,129
   1,000,000   Portage Co., OH, GO ......................................................    6.200     12/01/14       1,119,530
     290,000   Northwest, OH, LSD GO ....................................................    7.050     12/01/14         320,241
     250,000   Franklin Co., OH, IDR (1st Comm. Village Healthcare),
               Crossover Prerefunded @ 102 ..............................................    10.125    08/01/15         291,460
   1,000,000   Clermont Co., OH, Hosp. Fac. Rev. (Mercy Health Sys.) ....................    5.875     09/01/15       1,067,060
     600,000   Toledo-Lucas Co., OH, Convention Ctr. Rev ................................    5.700     10/01/15         652,734
     400,000   Warren, OH, Waterworks Rev ...............................................    5.500     11/01/15         435,544
   1,700,000   Massillon, OH, GO ........................................................    6.625     12/01/15       1,958,689
     500,000   Ohio St. Higher Educ. Fac. Rev. (Univ. of Dayton) ........................    6.750     12/01/15         557,780

                                                                                                                             47

OHIO INSURED TAX-FREE FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Fixed Rate Revenue & General Obligation Bonds -- 101.8%                       Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$    500,000   Delaware, OH, CSD GO .....................................................    5.750%    12/01/15    $    538,010
   1,000,000   Buckeye Valley, OH, LSD GO ...............................................    6.850     12/01/15       1,248,520
     750,000   Columbus-Polaris Hsg. Corp. Ohio Mtg. Rev., Prerefunded @ 100 ............    7.400     01/01/16         875,160
     500,000   Cleveland, OH, Waterworks Impt. Rev., Ser. F (First Mtg.) ................    6.250     01/01/16         541,275
     500,000   Ohio St. Air Quality Dev. Rev., Ser. A (Ohio Edison) .....................    7.450     03/01/16         530,545
     826,000   Ohio HFA SFM Rev., Ser. 1991D ............................................    7.050     09/01/16         872,834
     271,000   Ohio HFA SFM Rev., Ser. 1990F ............................................    7.600     09/01/16         285,355
     500,000   Celina, OH, Wastewater Sys. Mtg. Rev .....................................    6.550     11/01/16         539,215
   1,000,000   Cleveland, OH, Public Power Sys. Rev., Ser. 1 ............................    7.000     11/15/16       1,178,510
     750,000   Montgomery Co., OH, Hosp. Rev. (Miami Valley Hosp.) ......................    6.250     11/15/16         821,190
     590,000   Garfield Heights, OH, Various Purpose GO .................................    7.050     12/01/16         636,055
   1,000,000   Greater Cleveland, OH, Regional Transit Auth. GO .........................    5.650     12/01/16       1,070,380
     815,000   Butler Co., OH, GO .......................................................    5.750     12/01/16         883,436
   1,000,000   Greater Cleveland, OH, Regional Trans Auth. GO ...........................    4.750     12/01/16         987,020
   1,260,000   Cleveland, OH, Airport Sys. Rev., Ser. C .................................    5.125     01/01/17       1,281,962
     800,000   Ohio St. Bldg. Auth. Rev. (Adult Correctional Bldg.) .....................    5.600     04/01/17         851,224
     750,000   Butler Co., OH, Transportation Impt. Dist., Ser. A .......................    5.125     04/01/17         763,103
   1,000,000   Lorain Co., OH, Hosp. Rev ................................................    5.625     09/01/17       1,066,710
     500,000   Toledo, OH, Sewer Sys. Rev ...............................................    6.350     11/15/17         564,715
   1,000,000   Mason, OH, CSD GO ........................................................    5.300     12/01/17       1,045,210
   1,000,000   Rocky River, OH, CSD GO, Ser. 1998 .......................................    5.375     12/01/17       1,068,330
   1,000,000   Hamilton Co., OH, Sewer Sys. Impt. Rev., Ser. A ..........................    5.000     12/01/17       1,007,040
   1,400,000   Cuyahoga Co., OH, Util. Sys. Impt. Rev. (Medical Center Proj.) ...........    5.125     02/15/18       1,412,446
   1,260,000   Franklin Co., OH, Hosp. Rev. (Holy Cross Health Sys.) ....................    5.000     06/01/18       1,251,596
     500,000   Ohio St. Air Quality Dev. Rev., Ser. 1990B (Ohio Edison) .................    7.100     06/01/18         532,065
   1,265,000   Defiance, OH, Waterworks Sys. GO .........................................    5.650     12/01/18       1,364,644
   1,000,000   Hamilton Co., OH, Sales Tax Rev. (Football Stadium Proj.) ................    5.000     12/01/18         996,330
   1,000,000   S. Euclid-Lyndhurst, OH, CSD GO, Ser. 1996 ...............................    6.400     12/01/18       1,150,310
     500,000   Seneca Co., OH, GO (Jail Fac.) ...........................................    6.500     12/01/18         560,230
     500,000   Newark, OH, Water Sys. Impt. Rev .........................................    6.000     12/01/18         557,440
   1,000,000   Little Miami, OH, LSD GO .................................................    5.000     12/01/18       1,000,040
   2,650,000   Westerville, OH, GO ......................................................    4.500     12/01/18       2,513,154
     500,000   Crawford Co., OH, GO .....................................................    6.750     12/01/19         574,035
   1,405,000   Akron OH, GO .............................................................    4.750     12/01/19       1,361,473
   1,000,000   Butler Co., OH, Sales Tax Rev ............................................    5.000     12/15/19         996,120
     360,000   Cuyahoga Co., OH, Hosp. Rev. (University Hosp.) ..........................    6.250     01/15/20         388,897
     720,000   University of Toledo, OH, Rev ............................................    4.750     06/01/20         692,806
   1,000,000   Alliance, OH, Waterworks Sys. Rev ........................................    5.000     11/15/20         994,680
   1,210,000   Greene Co., OH, Sewer Sys. Rev ...........................................    5.125     12/01/20       1,219,293
   1,000,000   Ohio St. Air Quality Dev. Rev., Ser. 1985A (Columbus Southern Power) .....    6.375     12/01/20       1,094,450
      15,000   Puerto Rico, HFC SFM Rev., Ser. A ........................................    7.800     10/15/21          15,269
   2,000,000   Hamilton Co., OH (Children's Hosp.) ......................................    5.000     05/15/23       1,969,420
   1,000,000   Washington Co., OH, Hosp. Rev ............................................    4.500     09/01/23         914,950
   1,000,000   Springboro OH, Water System Rev ..........................................    4.750     12/01/23         956,330
   1,000,000   Ohio St. Air Quality Dev. Rev. (Penn Power) ..............................    6.450     05/01/27       1,091,660
------------                                                                                                       ------------
$ 65,902,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
------------   (Amortized Cost $65,609,881) .............................................                          $ 70,410,521
                                                                                                                   ------------

48

OHIO INSURED TAX-FREE FUND (Continued)
===============================================================================================================================
  Principal                                                                                 Coupon     Maturity       Market
    Amount     Floating & Variable Rate Demand Notes -- 1.0%                                 Rate        Date         Value
-------------------------------------------------------------------------------------------------------------------------------

$    680,000   Marion Co., OH, Hosp. Impt., Rev., Ser. 1992 (Pooled Lease Project) ......    4.050%    01/07/99    $    680,000
------------                                                                                                       ------------
               TOTAL FLOATING & VARIABLE RATE DEMAND NOTES
               (Amortized Cost $680,000)

$ 66,582,000   TOTAL INVESTMENTS AT VALUE-- 102.8%
============   (Amortized Cost $66,289,881) .............................................                          $ 71,090,521

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.8)% ...........................                            (1,900,863)
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $ 69,189,658
                                                                                                                   ============

See accompanying notes to financial statements and notes to portfolios of investments.

                                                                                                                             49

KENTUCKY TAX-FREE FUND
PORTFOLIO OF INVESTMENTS
December 31, 1998 (Unaudited)
===============================================================================================================================
  Principal                                                                                  Coupon    Maturity       Market
    Amount     Fixed Rate Revenue & General Obligation Bonds -- 98.2 %                        Rate       Date         Value
-------------------------------------------------------------------------------------------------------------------------------
$     45,000   Jefferson Co., KY, Capital Proj. Corp. Rev., Ser. A ......................    0.000%    08/15/99    $     43,779
     200,000   Owensboro, KY, Electric Light & Power Rev., Prerefunded @ 102 ............   10.250     01/01/00         217,696
     250,000   Kentucky Higher Educ. Student Loan Corp. Rev .............................    7.100     12/01/01         267,412
     200,000   Mt. Sterling, KY, Lease Rev., Kentucky League of Cities ..................    5.625     03/01/03         212,246
     555,000   Kentucky St. Turnpike Auth. Resource Recovery Road Rev.,
               Escrowed to Maturity .....................................................    6.125     07/01/07         601,797
     450,000   Ashland, KY, PCR (Ashland Oil, Inc.) .....................................    7.375     07/01/09         473,441
     275,000   Kentucky St. Turnpike Auth. Resource Recovery Road Rev., Ser. A ..........    6.000     07/01/09         275,622
     370,000   Kentucky St. EDR, Ser. A (South Central Nursing) .........................    6.000     07/01/11         409,535
     200,000   Univ. of Louisville, KY, Rev., Ser. H ....................................    5.875     05/01/12         215,048
     400,000   Kentucky St. EDA Hosp. Sys. Rfdg. and Impt. Rev ..........................
               (Appalachian Reg. Healthcare) ............................................    5.800     10/01/12         412,808
     305,000   Fern Creek, KY, Fire Protection Dist. Hldg. Co. Rev. (Fire Station No. 2)     5.750     01/15/14         317,322
     350,000   Richmond, KY, Water, Gas & Sewer Rev., Ser. A ............................    5.000     07/01/15         355,667
     295,000   Barren Co., KY, School Dist. Fin. Rev ....................................    4.750     12/01/16         285,681
     355,000   Fayette Co., KY, School Dist. Fin. Rev ...................................    4.625     08/01/18         340,367
     350,000   Kentucky St. EDA, Ser. 1998A (Catholic Health) ...........................    5.000     12/01/18         344,351
     200,000   Kentucky Area Dev. Dist. Fin. Trust Lease Prog. Rev. (Calloway Fire) .....    5.600     12/01/18         203,422
     350,000   Lexington-Fayette Co., KY, Proj. Rev .....................................
               (University of Kentucky Alumni Assn., Inc.) ..............................    5.000     11/01/20         347,221
     260,000   Greater Kentucky Hsg Assistance Corp. Mtg. Rev.,
               Ser. A (FHA, Osage, Sec .8) ..............................................    5.350     07/01/22         261,284
     270,000   Greater Kentucky Hsg Assistance Corp. Mtg. Rev., Ser. A ..................    6.250     07/01/22         276,250
     350,000   Kenton Co., KY, Pub. Properties Corp. Rev., Ser. A .......................    5.000     03/01/23         341,817
     400,000   Kentucky St. EDR Fin. Auth. Health Care Fac. Rev.,
               Ser.1998 (Christian Church Homes) ........................................    5.375     11/15/23         399,700
     300,000   Wilder, KY, Public Proj. GO ..............................................    4.750     12/01/23         292,332
     250,000   Louisville & Jefferson Co., KY, Regional Airport Auth. Sys. Rev., Ser. A .    5.000     07/01/25         242,852
------------                                                                                                       ------------
$  6,980,000   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS
------------   (Amortized Cost $6,989,045) ..............................................                          $  7,137,650
                                                                                                                   ------------
$  6,980,000   TOTAL INVESTMENTS AT VALUE-- 98.2%
============   (Amortized Cost $6,989,045) ..............................................                          $  7,137,650

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.8% .............................                               130,093
                                                                                                                   ------------

               NET ASSETS-- 100.0% ......................................................                          $  7,267,743
                                                                                                                   ============

See accompanying notes to financial statements and notes to portfolios of investments.

NOTES TO PORTFOLIOS OF INVESTMENTS
December 31, 1998 (Unaudited)
================================================================================

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at December 31, 1998.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
ARPB -  Adjustable Rate Put Bonds                 ISD - Independent School District
BANS - Bond Anticipation Notes                    LSD - Local School District
COP - Certificates of Participation               MFH - Multi-Family Housing
CSD - City School District                        MFM - Multi-Family Mortgage
EDA - Economic Development Authority              PCR - Pollution Control Revenue
EDR - Economic Development Revenue                RANS - Revenue Anticipation Notes
GO - General Obligation                           SFM - Single Family Mortgage
HFA - Housing Finance Authority/Agency            TANS - Tax Anticipation Notes
HFC - Housing Finance Corporation                 TRANS - Tax Revenue Anticipation Notes
IDA - Industrial Development Authority/Agency     USD - Unified School District
IDR - Industrial Development Revenue              VRDN - Variable Rate Demand Notes

COUNTRYWIDE INVESTMENTS
--------------------------------------------------------------------------------
COUNTRYWIDE TAX-FREE TRUST
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

SHAREHOLDER SERVICES
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
H. Jerome Lerner
Howard J. Levine
Fred A. Rappoport
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Tax-Free Trust.